UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                                              MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3651
                                   ---------------------------------------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
                           (Exact name of registrant as specified in charter)

         303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

         Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   3/31/07
                        --------------------------------------------------------

Date of reporting period:  9/30/06
                         -------------------------------------------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, N.E., Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

Semiannual Report

                                                              SEPTEMBER 30, 2006
                                                                     (UNAUDITED)

Semi-Annual Report

--------------------------------------------------------------------------------

Touchstone Diversified Small Cap Growth Fund

Touchstone Growth Opportunities Fund

Touchstone Large Cap Core Equity Fund

Touchstone Large Cap Growth Fund

Touchstone Large Cap Value Fund

Touchstone Micro Cap Growth Fund

Touchstone Mid Cap Growth Fund

Touchstone Small Cap Growth Fund



[LOGO] TOUCHSTONE(R)
       INVESTMENTS

Table of Contents

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                            3-4
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         5-8
--------------------------------------------------------------------------------
Statements of Operations                                                    9-10
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                        11-14
--------------------------------------------------------------------------------
Financial Highlights                                                       15-34
--------------------------------------------------------------------------------
Notes to Financial Statements                                              35-51
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Diversified Small Cap Growth Fund                                     52-54
--------------------------------------------------------------------------------
     Growth Opportunities Fund                                             55-58
--------------------------------------------------------------------------------
     Large Cap Core Equity Fund                                            59-60
--------------------------------------------------------------------------------
     Large Cap Growth Fund                                                 61-62
--------------------------------------------------------------------------------
     Large Cap Value Fund                                                  63-65
--------------------------------------------------------------------------------
     Micro Cap Growth Fund                                                 66-69
--------------------------------------------------------------------------------
     Mid Cap Growth Fund                                                   70-74
--------------------------------------------------------------------------------
     Small Cap Growth Fund                                                 75-78
--------------------------------------------------------------------------------
Other Items                                                                79-82
--------------------------------------------------------------------------------

Tabular Presentation of Portfolios of Investments
As of September 30, 2006 (Unaudited)

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

DIVERSIFIED SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Health Care                                      23.3
Consumer Discretionary                           20.6
Technology                                       19.1
Financial Services                               10.6
Producer Durables                                10.0
Energy                                            5.8
Autos and Transportation                          4.6
Materials and Processing                          2.9
Consumer Staples                                  1.1
Other                                             1.0
Investment Funds                                  0.7
Other Assets/Liabilities (net)                    0.3
                                               ------
                                                100.0
                                               ------

LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Technology                                       20.4
Financial Services                               19.8
Consumer Discretionary                           16.5
Producer Durables                                15.9
Health Care                                       9.3
Consumer Staples                                  6.2
Utilities                                         3.5
Materials and Processing                          3.3
Energy                                            3.1
Investment Funds                                  1.6
Other Assets/Liabilities (net)                    0.4
                                               ------
                                                100.0
                                               ------

GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Health Care                                      25.2
Technology                                       21.8
Energy                                           11.7
Consumer Discretionary                            9.9
Financial Services                                9.3
Producer Durables                                 7.3
Materials and Processing                          7.3
Autos and Transportation                          3.9
Utilities                                         1.6
Consumer Staples                                  1.3
Investment Funds                                  1.0
Other Assets/Liabilities (net)                   (0.3)
                                               ------
                                                100.0
                                               ------

LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Materials and Processing                         16.2
Health Care                                      15.8
Financial Services                               15.1
Technology                                       13.9
Consumer Discretionary                            9.8
Producer Durables                                 9.1
Consumer Staples                                  7.1
Utilities                                         6.3
Autos and Transportation                          4.2
Energy                                            2.7
Investment Funds                                  0.1
Other Assets/Liabilities (net)                   (0.3)
                                               ------
                                                100.0
                                               ------

LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Financial Services                               32.2
Producer Durables                                17.1
Technology                                        8.3
Utilities                                         7.3
Health Care                                       7.0
Autos and Transportation                          5.4
Other                                             5.3
Consumer Staples                                  5.0
Materials and Processing                          2.9
Energy                                            2.5
Consumer Discretionary                            2.3
Investment Funds                                 10.0
Other Assets/Liabilities (net)                   (5.3)
                                              ------
                                                100.0
                                              ------

MID CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Technology                                       20.7
Health Care                                      20.0
Consumer Discretionary                           16.6
Financial Services                               15.4
Producer Durables                                14.6
Energy                                            5.7
Materials and Processing                          2.3
Autos and Transportation                          1.5
Consumer Staples                                  0.6
Investment Funds                                 20.1
Other Assets/Liabilities (net)                  (17.5)
                                               ------
                                                100.0
                                               ------

MICRO CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Technology                                       24.6
Consumer Discretionary                           20.9
Producer Durables                                13.2
Health Care                                      11.2
Financial Services                               11.0
Materials and Processing                          8.9
Autos and Transportation                          3.7
Energy                                            3.6
Consumer Staples                                  2.0
Utilities                                         0.6
Investment Funds                                 28.6
Other Assets/Liabilities (net)                  (28.3)
                                               ------
                                                100.0
                                               ------

SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
SECTOR ALLOCATION                   (% OF NET ASSETS)
Producer Durables                                24.7
Technology                                       23.5
Health Care                                      15.5
Consumer Discretionary                           12.1
Financial Services                               11.7
Energy                                            7.3
Materials and Processing                          2.7
Consumer Staples                                  0.9
Autos and Transportation                          0.7
Utilities                                         0.6
Investment Funds                                 18.8
Other Assets/Liabilities (net)                  (18.5)
                                               ------
                                                100.0
                                               ------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                DIVERSIFIED                            LARGE
                                                 SMALL CAP            GROWTH          CAP CORE          LARGE CAP
                                                  GROWTH          OPPORTUNITIES        EQUITY             GROWTH
                                                   FUND                FUND             FUND               FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
     At cost                                 $     9,956,855    $    61,022,727    $    83,412,663    $ 1,018,635,454
=====================================================================================================================
     Affiliated securities at market value   $        73,657    $       615,991    $     1,525,831    $       660,150
     Non-affiliated securities at market
       value                                       9,995,923         63,163,985         92,318,629      1,086,446,938
---------------------------------------------------------------------------------------------------------------------
     At market value                              10,069,580         63,779,976         93,844,460      1,087,107,088
Dividends and interest receivable                      1,293             29,581            117,753          1,435,804
Receivable for capital shares sold                        --            114,613            436,016          4,296,109
Receivable for securities sold                        82,626          2,732,851                 --                 --
Receivable from Advisor                                2,339                 --                 --                 --
Other assets                                             467             19,413              8,114             89,111
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                      10,156,305         66,676,434         94,406,343      1,092,928,112
---------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for securities purchased                      45,584          2,536,109                 --                 --
Payable for capital shares redeemed                       --            418,945             60,015          8,252,504
Payable to Advisor                                        --             51,416             47,314            628,327
Payable to other affiliates                            4,951             25,808              7,754             97,617
Payable to Trustees                                      734                 --                 --                 --
Other accrued expenses and liabilities                 4,805             71,366             35,758            369,162
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                     56,074          3,103,644            150,841          9,347,610
---------------------------------------------------------------------------------------------------------------------

NET ASSETS                                   $    10,100,231    $    63,572,790    $    94,255,502    $ 1,083,580,502
=====================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                              $    10,005,000    $   111,774,403    $    85,152,787    $ 1,118,358,350
Accumulated net investment income (loss)              (7,092)          (577,248)           105,640         (2,124,437)
Accumulated net realized losses from
  security transactions                              (10,402)       (50,381,614)        (1,434,722)      (101,125,045)
Net unrealized appreciation on investments           112,725          2,757,249         10,431,797         68,471,634
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                   $    10,100,231    $    63,572,790    $    94,255,502    $ 1,083,580,502
=====================================================================================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares    $     5,049,701    $    44,970,954    $    90,762,127    $   781,264,769
=====================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                      500,250          2,334,296          8,348,089         37,615,104
=====================================================================================================================
Net asset value and redemption price per
  share                                      $         10.09    $         19.27    $         10.87    $         20.77
=====================================================================================================================
Maximum offering price per share             $         10.71    $         20.45    $         11.53    $         22.04
=====================================================================================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares    $            --    $     2,494,257    $            --    $    26,459,556
=====================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                           --            138,660                 --          1,306,354
=====================================================================================================================
Net asset value, offering price and
  redemption price per share*                $            --    $         17.99    $            --    $         20.25
=====================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                DIVERSIFIED                            LARGE
                                                 SMALL CAP            GROWTH          CAP CORE          LARGE CAP
                                                  GROWTH          OPPORTUNITIES        EQUITY             GROWTH
                                                   FUND                FUND             FUND               FUND
---------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares    $            --    $    16,107,579    $     3,493,375    $   199,486,123
=====================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                           --            884,270            323,234          9,821,389
=====================================================================================================================
Net asset value, offering price and
  redemption price per share*                $            --    $         18.22    $         10.81    $         20.31

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares    $     5,050,530    $            --    $            --    $    76,370,054
=====================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                      500,250                 --                 --          3,658,858
=====================================================================================================================
Net asset value, offering price and
  redemption price per share                 $         10.10    $            --    $            --    $         20.87
=====================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

                                                  LARGE CAP         MICRO CAP          MID CAP           SMALL CAP
                                                   VALUE             GROWTH             GROWTH            GROWTH
                                                    FUND              FUND               FUND              FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At cost                                     $    27,173,610   $    90,472,924    $ 1,059,039,706    $    86,313,918
=====================================================================================================================
  Affiliated securities at market value       $     2,631,246   $    23,273,548    $   206,978,005    $    14,963,411
  Non-affiliated securities at market
    value                                          24,960,675        81,033,045      1,000,989,122         79,192,263
---------------------------------------------------------------------------------------------------------------------
  At market value - including $1,570,948,
    $21,729,587, $166,892,505 and
    $13,961,795 of securities loaned for
    the Large Cap Value Fund, Micro Cap
    Growth Fund, Mid Cap Growth Fund and
    Small Cap Growth Fund, respectively            27,591,921       104,306,593      1,207,967,127         94,155,674
Dividends and interest receivable                      39,112            30,874            712,528             39,165
Receivable for capital shares sold                    294,254            98,801          4,154,300            130,384
Receivable for securities sold                        228,323         2,018,716                 --          1,517,940
Receivable for securities lending income                  935            20,178                 --             23,407
Other assets                                           22,804            23,531             40,113             46,109
---------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                       28,177,349       106,498,693      1,212,874,068         95,912,679
---------------------------------------------------------------------------------------------------------------------

LIABILITIES
Bank Overdrafts                                            --           228,377                 --              2,389
Payable upon return of securities loaned            1,655,615        22,801,789        171,728,841         14,127,810
Payable for securities purchased                      282,795         1,596,977          9,198,451          1,251,928
Payable for capital shares redeemed                     3,226           402,834          2,163,089            957,880
Payable to Advisor                                     15,327            81,415            668,106             68,096
Payable to other affiliates                             7,389            19,695            170,435             22,245
Payable to Trustees                                     4,170               625                611                 --
Other accrued expenses and liabilities                 13,508            43,806            680,291                873
---------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                   1,982,030        25,175,518        184,609,824         16,431,221
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                    $    26,195,319   $    81,323,175    $ 1,028,264,244    $    79,481,458
=====================================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                               $    25,340,535   $    75,988,789    $   819,839,319    $    98,343,784
Accumulated net investment income (loss)               78,102          (691,411)        (4,659,826)        (1,642,478)
Accumulated net realized gains (losses)
  from security transactions                          358,371        (7,807,872)        64,157,330        (25,061,604)
Net unrealized appreciation on investments            418,311        13,833,669        148,927,421          7,841,756
---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                    $    26,195,319   $    81,323,175    $ 1,028,264,244    $    79,481,458
---------------------------------------------------------------------------------------------------------------------

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares     $    19,611,865   $    51,143,834    $   634,310,179    $    37,232,978
=====================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                     1,883,644         4,348,969         26,752,068          2,388,735
=====================================================================================================================
Net asset value and redemption price per
  share                                       $         10.41   $         11.76    $         23.71    $         15.59
=====================================================================================================================
Maximum offering price per share              $         11.05   $         12.48    $         25.16    $         16.54
=====================================================================================================================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares     $            --   $            --    $    72,729,746    $     6,991,292
=====================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                            --                --          3,440,558            461,256
=====================================================================================================================
Net asset value, offering price and
  redemption price per share*                 $            --   $            --    $         21.14    $         15.16
=====================================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
--------------------------------------------------------------------------------

                                                  LARGE CAP         MICRO CAP          MID CAP           SMALL CAP
                                                   VALUE             GROWTH             GROWTH            GROWTH
                                                    FUND              FUND               FUND              FUND
---------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares     $     6,583,454   $    29,376,341    $   321,224,319    $    13,492,436
=====================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                       634,926         2,539,566         15,182,276            889,431
=====================================================================================================================
Net asset value, offering price and
  redemption price per share*                 $         10.37   $         11.57    $         21.16    $         15.17
=====================================================================================================================

PRICING OF CLASS I SHARES
Net assets attributable to Class I shares     $            --   $       803,000    $            --    $    21,764,752
=====================================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                            --            67,228                 --          1,381,545
=====================================================================================================================
Net asset value, offering price and
  redemption price per share                  $            --   $         11.94    $            --    $         15.75
=====================================================================================================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                DIVERSIFIED                             LARGE
                                                 SMALL CAP           GROWTH            CAP CORE          LARGE CAP
                                                  GROWTH         OPPORTUNITIES          EQUITY             GROWTH
                                                 FUND (B)             FUND               FUND               FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities         $           453    $        14,282    $        20,377    $       537,184
Dividends from non-affiliated
  securities (A)                                         733            287,582            450,078          4,526,473
Interest                                                 107              2,907                  4              2,886
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                1,293            304,771            470,459          5,066,543
=====================================================================================================================

EXPENSES
Investment advisory fees                               6,911            410,243            149,008          3,991,443
Distribution expenses, Class A                           823             80,790             53,450          1,053,839
Distribution expenses, Class B                            --             14,176              6,116            136,148
Distribution expenses, Class C                            --             94,721              9,325            987,633
Transfer agent fees, Class A                           1,398             51,519              6,017            202,556
Transfer agent fees, Class B                              --              6,000              4,373             19,445
Transfer agent fees, Class C                              --             27,509              6,000             83,138
Transfer agent fees, Class I                           1,398                 --                 --              6,000
Administration fees                                       --             23,579             12,608            223,794
Registration fees, Class A                               117              5,765              6,709             42,199
Registration fees, Class B                                --              3,170              7,415              6,771
Registration fees, Class C                                --              6,078              6,197             13,072
Registration fees, Class I                               117                 --                 --              7,018
Accounting services fees                               2,141             23,500             19,250             38,250
Custodian fees                                           361             15,781              2,064             74,903
Reports to shareholders                                  582             19,397              1,737             35,573
Postage and supplies                                     961             17,052              5,853             29,855
Sponsor fees                                           1,316                 --             45,849                 --
Professional fees                                      2,051             10,170              8,791             18,329
Trustees' fees and expenses                              734              4,139              3,077              3,350
Registration fees                                         --                125                 65              2,833
Compliance fees and expenses                              14                251                 60              1,880
Other expenses                                           851             68,054              2,226            237,623
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                        19,775            882,019            356,190          7,215,652
Sponsor fees waived                                   (1,316)                --            (40,120)                --
Fees waived and/or expenses
  reimbursed by the Advisor                          (10,074)                --            (41,322)                --
Fees reduced by Custodian                                 --                 --                 --            (24,672)
---------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                           8,385            882,019            274,748          7,215,652
---------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                          (7,092)          (577,248)           195,711         (2,124,437)
---------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security
  transactions                                       (10,402)         3,806,856          1,580,197        (71,905,890)
Net change in unrealized appreciation/
  depreciation on investments                        112,725        (14,846,873)         3,641,071        (63,496,441)
---------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS                                     102,323        (11,040,017)         5,221,268       (135,402,331)
---------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $        95,231    $   (11,617,265)   $     5,416,979    $  (137,526,768)
=====================================================================================================================

(A) Net of foreign tax withholding of:       $            --    $            --    $            --    $         7,337

(B) Represents the period from commencement of operations (September 6, 2006) through September 30, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Continued)
--------------------------------------------------------------------------------

                                                  LARGE CAP         MICRO CAP            MID CAP          SMALL CAP
                                                    VALUE            GROWTH              GROWTH            GROWTH
                                                    FUND              FUND                 FUND             FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities         $        30,399    $        29,517    $       782,365    $       418,644
Dividends from non-affiliated
  securities (A)                                     171,138             99,199          3,563,246            397,439
Interest                                                 237                288             84,296             45,039
Income from securities loaned                          6,520            139,318                 --            353,603
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                              208,294            268,322          4,429,907          1,214,725
=====================================================================================================================

EXPENSES
Investment advisory fees                              71,161            540,953          4,059,067          2,117,021
Distribution expenses, Class A                        19,466             68,273            775,516             52,356
Distribution expenses, Class B                            --                 --            375,344             41,187
Distribution expenses, Class C                        17,017            155,687          1,596,424             87,794
Sponsor fees                                          18,976             86,553          1,014,776            338,726
Transfer agent fees, Class A                           6,000             37,560            332,159             53,104
Transfer agent fees, Class B                              --                 --             68,168              8,524
Transfer agent fees, Class C                           6,000             19,618            228,596             17,989
Transfer agent fees, Class I                              --              6,000                 --              7,731
Administration fees                                    5,218             23,801            202,652             80,176
Reports to shareholders                                2,969              9,569            125,048             39,423
Registration fees, Class A                             8,869              8,568             16,930              6,480
Registration fees, Class B                                --                 --              7,154              5,693
Registration fees, Class C                             8,839              6,458             11,530              6,310
Registration fees, Class I                                --              5,725                 --             18,901
Accounting services fees                              15,750             22,500             34,500             38,426
Postage and supplies                                   9,483              6,219             69,022             12,082
Custodian fees                                         2,067             12,446             60,416             39,421
Professional fees                                      8,779              9,299             26,980             12,071
Trustees' fees and expenses                            4,211              4,067              4,053              3,132
Registration fees                                         87              3,589              1,436              1,421
Compliance fees and expenses                              60                150              1,980                626
Other expenses                                         3,912             33,441            334,545             51,885
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                       208,864          1,060,476          9,346,296          3,040,479
Sponsor fees waived                                  (18,976)           (76,705)          (256,564)          (116,095)
Fees waived and/or expenses reimbursed
  by the Advisor                                     (49,035)           (13,876)                --            (42,269)
Fees reduced by Custodian                                 --            (10,162)                --            (24,912)
---------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                         140,853            959,733          9,089,732          2,857,203
---------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                          67,441           (691,411)        (4,659,825)        (1,642,478)
---------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security
  transactions                                       300,894         (4,970,895)        34,127,342        (20,325,425)
Net change in unrealized appreciation/
  depreciation on investments                        283,325         (7,183,111)       (44,439,937)       (71,316,224)
---------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS                                     584,219        (12,154,006)       (10,312,595)       (91,641,649)
---------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                            $       651,660    $   (12,845,417)   $   (14,972,420)   $   (93,284,127)
=====================================================================================================================

(A) Net of foreign tax withholding of:       $           471    $            --    $         7,352    $            --

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                             DIVERSIFIED                   GROWTH
                                              SMALL CAP                 OPPORTUNITIES
                                             GROWTH FUND                    FUND
--------------------------------------------------------------------------------------------
                                               PERIOD          SIX MONTHS
                                                ENDED            ENDED             YEAR
                                               SEPT. 30,        SEPT. 30,          ENDED
                                               2006 (A)           2006            MARCH 31,
                                             (UNAUDITED)       (UNAUDITED)          2006
--------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                        $      (7,092)    $    (577,248)    $  (1,474,605)
Net realized gains (losses)
  from security transactions                     (10,402)        3,806,856        11,406,421
Net change in unrealized appreciation/
  depreciation on investments                    112,725       (14,846,873)       10,683,651
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                          95,231       (11,617,265)       20,615,467
--------------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                      5,002,500         5,366,853        21,208,137
Payments for shares redeemed                          --       (49,718,335)      (20,506,533)
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A  SHARE TRANSACTIONS             5,002,500       (44,351,482)          701,604
--------------------------------------------------------------------------------------------
CLASS B
Proceeds from shares sold                             --            79,131           212,449
Payments for shares redeemed                          --          (435,392)         (597,425)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
  CLASS B SHARE TRANSACTIONS                          --          (356,261)         (384,976)
--------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold                             --           566,825         1,780,414
Payments for shares redeemed                          --        (4,314,962)       (5,233,525)
--------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
  CLASS C SHARE TRANSACTIONS                          --        (3,748,137)       (3,453,111)
--------------------------------------------------------------------------------------------

CLASS I
Proceeds from shares sold                      5,002,500                --                --
Payments for shares redeemed                          --                --                --
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS I SHARE TRANSACTIONS                   5,002,500                --                --
--------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       10,100,231       (60,073,145)       17,478,984

NET ASSETS
Beginning of period                                   --       123,645,935       106,166,951
--------------------------------------------------------------------------------------------
End of period                              $  10,100,231     $  63,572,790     $ 123,645,935
============================================================================================

ACCUMULATED NET INVESTMENT LOSS            $      (7,092)    $    (577,248)        $      --
============================================================================================


(A) Represents the period from commencement of operations (September 6, 2006) through September 30, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                                     LARGE CAP CORE                      LARGE CAP
                                                                      EQUITY FUND                       GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS                       SIX MONTHS
                                                               ENDED            YEAR             ENDED              YEAR
                                                             SEPT. 30,          ENDED           SEPT. 30,           ENDED
                                                               2006            MARCH 31,          2006             MARCH 31,
                                                            (UNAUDITED)          2006          (UNAUDITED)           2006
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                              $     195,711     $     184,134     $  (2,124,437)    $  (1,803,898)
Net realized gains (losses)
  from security transactions                                  1,580,197          (107,665)      (71,905,890)       31,472,152
Net change in unrealized appreciation/
  depreciation on investments                                 3,641,071         2,459,434       (63,496,441)       86,612,989
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                             5,416,979         2,535,903      (137,526,768)      116,281,243
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A                            (262,592)          (18,047)               --                --
From net investment income, Class B                              (6,537)           (1,229)               --                --
From net investment income, Class C                              (5,077)             (883)               --                --
------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS                                              (274,206)          (20,159)               --                --
------------------------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                                     1,444,072        14,836,971       261,092,956       568,379,032
Reinvested distributions                                        261,037            17,934                --                --
Proceeds from shares issued in
  connection with acquisition                                59,728,074                --                --                --
Payments for shares redeemed                                 (1,398,200)         (725,593)     (214,893,216)      (92,877,929)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS A SHARE TRANSACTIONS                                 60,034,983        14,129,312        46,199,740       475,501,103
------------------------------------------------------------------------------------------------------------------------------

CLASS B
Proceeds from shares sold                                       104,544           140,037         4,566,481        16,436,489
Reinvested distributions                                          5,697             1,059                --                --
Payments for shares redeemed                                 (1,780,230)         (254,100)       (2,549,700)       (2,160,230)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS B SHARE TRANSACTIONS                            (1,669,989)         (113,004)        2,016,781        14,276,259
------------------------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold                                       503,129           497,532        54,239,777       133,078,009
Reinvested distributions                                          4,228               694                --                --
Proceeds from shares issued in
  connection with acquisition                                 1,712,923                --                --                --
Payments for shares redeemed                                   (277,344)         (893,879)      (19,700,638)       (8,919,886)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS C SHARE TRANSACTIONS                             1,942,936          (395,653)       34,539,139       124,158,123
------------------------------------------------------------------------------------------------------------------------------
CLASS I
Proceeds from shares sold                                            --                --        31,260,879        26,164,019
Payments for shares redeemed                                         --                --       (14,275,570)      (11,438,736)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS I SHARE TRANSACTIONS                                         --                --        16,985,309        14,725,283
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      65,450,703        16,136,399       (37,785,799)      744,942,011

NET ASSETS
Beginning of period                                          28,804,799        12,668,400     1,121,366,301       376,424,290
------------------------------------------------------------------------------------------------------------------------------
End of period                                             $  94,255,502     $  28,804,799     $1,083,580,502    $1,121,366,301
==============================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)                  $     105,640     $     184,135     $  (2,124,437)    $          --
==============================================================================================================================

See accompanying notes to financial statements.

                                                           LARGE CAP                           MICRO CAP
                                                           VALUE FUND                          GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                          SIX MONTHS
                                                   ENDED             PERIOD            ENDED             YEAR
                                                  SEPT. 30,           ENDED           SEPT. 30,          ENDED
                                                   2006              MARCH 31,          2006            MARCH 31,
                                                (UNAUDITED)          2006 (A)       (UNAUDITED)          2006
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                $       67,441     $       10,661    $     (691,411)    $     (893,698)
Net realized gains (losses) from
  security transactions                            300,894             57,477        (4,970,895)           (55,796)
Net change in unrealized appreciation/
  depreciation on investments                      283,325            134,985        (7,183,111)        14,612,858
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                  651,660            203,123       (12,845,417)        13,663,364
-------------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                        7,976,514         11,482,648         7,391,654         31,959,289
Payments for shares redeemed                      (535,335)                --       (10,120,358)       (11,352,679)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS                7,441,179         11,482,648        (2,728,704)        20,606,610
-------------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold                        5,907,508            559,096         4,614,587         15,256,655
Payments for shares redeemed                       (49,895)                --        (3,859,096)        (2,837,606)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS
  C SHARE TRANSACTIONS                           5,857,613            559,096           755,491         12,419,049
-------------------------------------------------------------------------------------------------------------------
CLASS I
Proceeds from shares sold                               --                 --           296,560            620,735
Payments for shares redeemed                            --                 --           (55,424)           (11,089)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  CLASS I SHARE TRANSACTIONS                            --                 --           241,136            609,646
-------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         13,950,452         12,244,867       (14,577,494)        47,298,669

NET ASSETS
Beginning of period                             12,244,867                 --        95,900,669         48,602,000
-------------------------------------------------------------------------------------------------------------------
End of period                               $   26,195,319     $   12,244,867    $   81,323,175     $   95,900,669
===================================================================================================================

ACCUMULATED NET INVESTMENT INCOME (LOSS)    $       78,102     $       10,661    $     (691,411)    $           --
===================================================================================================================

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------

                                                           MID CAP                           SMALL CAP
                                                         GROWTH FUND                        GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS                          SIX MONTHS
                                                 ENDED             YEAR               ENDED             YEAR
                                               SEPT. 30,           ENDED            SEPT. 30,           ENDED
                                                 2006             MARCH 31,           2006             MARCH 31,
                                              (UNAUDITED)           2006           (UNAUDITED)           2006
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss                        $   (4,659,825)    $   (8,207,217)    $   (1,642,478)    $   (2,478,495)
Net realized gains (losses)
  from security transactions                   34,127,342        110,218,729        (20,325,425)        (2,306,993)
Net change in unrealized appreciation/
  depreciation on investments                 (44,439,937)        87,621,113        (71,316,224)        63,629,222
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                             (14,972,420)       189,632,625        (93,284,127)        58,843,734
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on
  security transactions, Class A                       --        (48,278,538)                --                 --
From net realized gains on
  security transactions, Class B                       --         (6,904,962)                --                 --
From net realized gains on
  security transactions, Class C                       --        (27,469,527)                --                 --
-------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS                        --        (82,653,027)                --                 --
-------------------------------------------------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                      94,792,449        182,193,772          6,903,596         16,421,249
Reinvested distributions                               --         40,192,341                 --                 --
Payments for shares redeemed                  (91,972,373)      (227,066,281)       (10,859,670)       (13,567,855)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS A SHARE TRANSACTIONS               2,820,076         (4,680,168)        (3,956,074)         2,853,394
-------------------------------------------------------------------------------------------------------------------
CLASS B
Proceeds from shares sold                       2,382,623          5,341,975            129,899            530,205
Reinvested distributions                               --          5,214,041                 --                 --
Payments for shares redeemed                   (7,757,332)       (10,398,008)        (1,435,215)        (1,277,366)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS B SHARE TRANSACTIONS              (5,374,709)           158,008         (1,305,316)          (747,161)
-------------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold                      29,582,818         64,491,763          1,218,754          3,804,161
Reinvested distributions                               --         17,374,992                 --                 --
Payments for shares redeemed                  (30,711,893)       (69,103,989)        (5,290,423)        (5,269,759)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS C SHARE TRANSACTIONS              (1,129,075)        12,762,766         (4,071,669)        (1,465,598)
-------------------------------------------------------------------------------------------------------------------
CLASS I
Proceeds from shares sold                              --                 --        100,456,765        243,795,484
Payments for shares redeemed                           --                 --       (348,200,005)       (21,642,746)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS I SHARE TRANSACTIONS                      --                 --       (247,743,240)       222,152,738
-------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS       (18,656,128)       115,220,204       (350,360,426)       281,637,107

NET ASSETS
Beginning of period                         1,046,920,372        931,700,168        429,841,884        148,204,777
-------------------------------------------------------------------------------------------------------------------
End of period                              $1,028,264,244     $1,046,920,372     $   79,481,458     $  429,841,884
===================================================================================================================

ACCUMULATED NET INVESTMENT LOSS            $   (4,659,826)    $           --     $   (1,642,478)    $           --
===================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP GROWTH FUND--CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-----------------------------------------------------------------------

                                                            PERIOD
                                                             ENDED
                                                           SEPT. 30,
                                                            2006(A)
-----------------------------------------------------------------------
Net asset value at beginning of period                $      10.00
-----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                        (0.01)
  Net realized and unrealized gains on investments            0.10
-----------------------------------------------------------------------
Total from investment operations                              0.09
-----------------------------------------------------------------------
Net asset value at end of period                      $      10.09
=======================================================================
Total return(B)                                               0.90%
=======================================================================
Net assets at end of period (000's)                   $      5,050
=======================================================================
Ratio of net expenses to average net assets                   1.40% (C)
Ratio of net investment loss to average net assets           (1.20%)(C)
Portfolio turnover rate                                        167% (C)

(A) Represents the period from commencement of operations (September 6, 2006) through September 30, 2006.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Annualized.


DIVERSIFIED SMALL CAP GROWTH FUND--CLASS I
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
-----------------------------------------------------------------------
                                                            PERIOD
                                                            ENDED
                                                           SEPT. 30,
                                                            2006(A)
-----------------------------------------------------------------------
Net asset value at beginning of period                $      10.00
-----------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                                        (0.01)
  Net realized and unrealized gains on investments            0.11
-----------------------------------------------------------------------
Total from investment operations                              0.10
-----------------------------------------------------------------------
Net asset value at end of period                      $      10.10
=======================================================================
Total return                                                  1.00% (B)
=======================================================================
Net assets at end of period (000's)                   $      5,050
=======================================================================
Ratio of net expenses to average net assets                   1.15% (C)
Ratio of net investment loss to average net assets           (0.95%)(C)
Portfolio turnover rate                                        167% (C)

(A) Represents the period from commencement of operations (September 6, 2006) through September 30, 2006.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND--CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                               ENDED
                                             SEPT. 30,                               YEAR ENDED MARCH 31,
                                                2006          ---------------------------------------------------------------------
                                             (UNAUDITED)          2006          2005          2004         2003         2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $     21.57      $     17.92  $     18.06    $     12.70  $     18.18   $     19.97
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                              (0.15)           (0.21)       (0.24)         (0.21)       (0.19)        (0.18)
  Net realized and unrealized gains
    (losses) on investments                        (2.15)            3.86         0.10           5.57        (5.29)        (1.61)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   (2.30)            3.65        (0.14)          5.36        (5.48)        (1.79)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $     19.27      $     21.57   $    17.92     $    18.06   $    12.70    $    18.18
====================================================================================================================================
Total return(A)                                   (10.66%)(B)       20.37%       (0.78%)        42.20%      (30.14%)       (8.96%)
====================================================================================================================================
Net assets at end of period (000's)          $    44,971      $    98,004   $   81,313     $  117,605   $   84,472    $  121,791
====================================================================================================================================
Ratio of net expenses to
  average net assets                                1.79% (C)        1.64%        1.68%          1.60%        1.83%         1.49%
Ratio of net investment loss
  to average net assets                            (1.10%)(C)       (1.09%)      (1.14%)        (1.23%)      (1.40%)       (0.98%)
Portfolio turnover rate                              216% (C)          80%          35%            47%          39%           52%
Amount of debt outstanding at
  end of period (000's)                              n/a              n/a          n/a            n/a         $ --   $        --
Average daily amount of debt outstanding
  during the period (000's)(D)                       n/a              n/a          n/a            n/a   $      242   $        24
Average daily number of capital shares
  outstanding during the period (000's)(D)           n/a              n/a          n/a            n/a        8,916         8,481
Average amount of debt per share
  during the period (D)                              n/a              n/a          n/a            n/a   $     0.03   $        --(E)

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Not annualized.

(C)   Annualized.

(D)   Based on fund level shares outstanding.

(E)   Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

GROWTH OPPORTUNITIES FUND--CLASS B
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                 ENDED                                                                PERIOD
                                                SEPT. 30,                     YEAR ENDED MARCH 31,                    ENDED
                                                  2006         --------------------------------------------------     MARCH 31,
                                               (UNAUDITED)         2006         2005        2004         2003         2002(A)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $     20.39      $    16.97   $     17.31   $   12.13   $    17.78   $    22.74
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                               (0.24)          (0.46)        (0.43)      (0.38)       (0.36)       (0.17)
  Net realized and unrealized gains
    (losses) on investments                         (2.16)           3.88          0.09        5.56        (5.29)       (4.79)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.40)           3.42         (0.34)       5.18        (5.65)       (4.96)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $     17.99      $    20.39   $     16.97   $    17.31   $    12.13   $    17.78
====================================================================================================================================
Total return(B)                                    (11.77%)(C)      20.15%        (1.96%)      42.70%      (31.78%)     (21.81%)(C)
====================================================================================================================================
Net assets at end of period (000's)           $     2,494      $    3,230   $     3,064   $    3,608   $    2,463   $    3,380
====================================================================================================================================
Ratio of net expenses to average net assets          3.07% (D)       2.97%         2.95%        2.84%        3.16%        2.37% (D)
Ratio of net investment loss to
  average net assets                                (2.32%)(D)      (2.39%)       (2.38%)      (2.45%)      (2.71%)      (1.93%)(D)
Portfolio turnover rate                               216% (D)         80%           35%          47%          39%          52% (D)
Amount of debt outstanding at
  end of period (000's)                               n/a             n/a           n/a          n/a   $       --   $       --
Average daily amount of debt outstanding
  during the period (000's)(E)                        n/a             n/a           n/a          n/a   $      242   $       24
Average daily number of capital
  shares outstanding during
    the period (000's)(E)                             n/a             n/a           n/a          n/a        8,916        8,481
Average amount of debt per
  share during the period(E)                          n/a             n/a           n/a          n/a   $     0.03   $       -- (F)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized.

(D) Annualized.

(E) Based on fund level shares outstanding.

(F) Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

GROWTH OPPORTUNITIES FUND--CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                  ENDED
                                                SEPT. 30,                           YEAR ENDED MARCH 31,
                                                   2006        --------------------------------------------------------------
                                               (UNAUDITED)         2006         2005        2004         2003        2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period         $    20.60      $    17.11   $    17.39   $    12.17   $    17.78   $    19.74
-----------------------------------------------------------------------------------------------------------------------------
tions:
  Net investment loss
  Net investment loss                               (0.22)          (0.40)       (0.40)       (0.37)       (0.36)       (0.32)
  Net realized and unrealized gains
    (losses) on investments                         (2.16)           3.89         0.12         5.59        (5.25)       (1.64)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    (2.38)           3.49        (0.28)        5.22        (5.61)       (1.96)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period               $    18.22      $    20.60   $    17.11   $    17.39   $    12.17   $    17.78
=============================================================================================================================
Total return(A)                                    (11.55%)(B)      20.40%       (1.61%)      42.89%      (31.55%)      (9.93%)
=============================================================================================================================
Net assets at end of period (000's)            $   16,108      $   22,412   $   21,789   $   28,470   $   21,727   $   40,967
=============================================================================================================================
Ratio of net expenses to average net assets          2.77% (C)       2.57%        2.61%        2.60%        2.87%        2.31%
Ratio of net investment loss to
  average net assets                                (2.03%)(C)      (2.01%)      (2.04%)      (2.21%)      (2.42%)      (1.78%)
Portfolio turnover rate                               216% (C)         80%          35%          47%          39%          52%
Amount of debt outstanding at
  end of period (000's)                               n/a             n/a          n/a   $      n/a   $       --   $       --
Average daily amount of debt outstanding
  during the period (000's)(D)                        n/a             n/a          n/a   $      n/a   $      242   $       24
Average daily number of capital shares
  outstanding during the period (000's)(D)            n/a             n/a          n/a          n/a        8,916        8,481
Average amount of debt per share
  during the period (D)                               n/a             n/a          n/a   $      n/a   $     0.03   $       --(E)

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

(D) Based on fund level shares outstanding.

(E) Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

LARGE CAP CORE EQUITY FUND--CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                               ENDED
                                              SEPT. 30,                        YEAR ENDED MARCH 31,
                                                2006        -------------------------------------------------------------
                                             (UNAUDITED)       2006        2005        2004           2003       2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $   10.49      $    9.48   $    9.10   $    6.71      $    9.19   $    8.90
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                           0.05           0.06        0.11        0.07           0.06        0.06
  Net realized and unrealized gains
    (losses) on investments                       0.44           0.96        0.38        2.37          (2.46)       0.28
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.49           1.02        0.49        2.44          (2.40)       0.34
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income             (0.11)         (0.01)      (0.11)      (0.05)         (0.08)      (0.05)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $   10.87      $   10.49   $    9.48   $    9.10      $    6.71   $    9.19
=========================================================================================================================
Total return(A)                                   4.71%(B)      10.74%       5.32%      36.41%        (26.19%)      3.86%
=========================================================================================================================
Net assets at end of period (000's)          $  90,762      $  25,693   $   9,328   $   8,783      $   6,109   $   7,561
=========================================================================================================================
Ratio of net expenses to
  average net assets                              1.15%(C)       1.00%       1.00%       0.97%(D)       1.00%       1.00%
Ratio of net investment income to
  average net assets                              0.97%(C)       1.03%       1.18%       0.85%(D)       0.90%       0.70%
Portfolio turnover rate                              7%(C)          6%          7%         10%            29%          9%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average neet assets would have been 1.00% and the ratio of net investment income to average net assets would have been 0.82%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP CORE EQUITY FUND--CLASS B
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               PERIOD
                                                ENDED                                                                   PERIOD
                                              AUG. 11,                       YEAR ENDED MARCH 31,                       ENDED
                                               2006(A)       ----------------------------------------------------       MARCH 31,
                                             (UNAUDITED)         2006         2005        2004             2003         2002(B)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $    10.35      $     9.42   $     9.04   $     6.69      $     9.13     $     9.50
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            0.01            0.03         0.04         0.01            0.01           0.02
  Net realized and unrealized gains
    (losses) on investments                       (0.24)           0.91         0.37         2.36           (2.45)         (0.37)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  (0.23)           0.94         0.41         2.37           (2.44)         (0.35)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income              (0.04)          (0.01)       (0.03)       (0.02)             -- (C)      (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $    10.08      $    10.35   $     9.42   $     9.04      $     6.69     $     9.13
===================================================================================================================================
Total return(D)                                   (2.22%)(E)       9.95%        4.55%       35.37%         (26.70%)       (3.60%)(E)
===================================================================================================================================
Net assets at end of period (000's)          $    1,639      $    1,713   $    1,665   $    1,456      $      729     $      860
===================================================================================================================================
Ratio of net expenses to
  average net assets                               1.90% (F)       1.75%        1.75%        1.72%(G)        1.75%          1.75%(F)
Ratio of net investment income to
  average net assets                               0.30% (F)       0.26%        0.46%        0.10%(G)        0.18%          0.03%(F)
Portfolio turnover rate                               7% (F)          6%           7%          10%             29%             9%(F)

(A) On August 11, 2006, Class B shares were merged into Class A shares in connection with an Agreement and Plan of Reorganization approved by shareholders (see Note 8).

(B) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(C) Amount rounds to less than $0.01 per share.

(D) Total returns shown exclude the effect of applicable sales loads.

(E) Not annualized.

(F) Annualized

(G) Absent voluntary expense reimbursements, the ratio of net expenses to average neet assets would have been 1.75% and the ratio of net investment income to average net assets would have been 0.07%.

See accompanying notes to financial statements.

LARGE CAP CORE EQUITY FUND--CLASS C

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                               SEPT. 30,                        YEAR ENDED MARCH 31,
                                                 2006        ---------------------------------------------------------------
                                              (UNAUDITED)       2006        2005        2004           2003         2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period        $    10.39     $     9.46  $     9.08  $     6.72     $     9.13   $     8.88
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                     (0.04)          0.03        0.04        0.01           0.01         0.01
  Net realized and unrealized gains
    (losses) on investments                         0.50           0.91        0.37        2.37          (2.41)        0.25
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    0.46           0.94        0.41        2.38          (2.40)        0.26
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income               (0.04)         (0.01)      (0.03)      (0.02)         (0.01)       (0.01)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period              $    10.81     $    10.39  $     9.46  $     9.08     $     6.72   $     9.13
============================================================================================================================
Total return(A)                                     4.45% (B)      9.91%       4.52%      35.38%        (26.32%)       3.00%
============================================================================================================================
Net assets at end of period (000's)           $    3,494     $    1,399  $    1,675  $    2,260     $      920   $       900
============================================================================================================================
Ratio of net expenses to average net assets         1.90% (C)      1.75%       1.75%       1.72%(D)       1.74%        1.75%
Ratio of net investment income (loss)
  to average net assets                            (1.45%)(C)      0.26%       0.41%       0.13%(D)       0.18%       (0.05%)
Portfolio turnover rate                                7% (C)         6%          7%         10%            29%           9%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average neet assets would have been 1.75% and the ratio of net investment income to average net assets would have been 0.10%.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS                            THREE
                                              ENDED           YEAR ENDED          MONTHS
                                            SEPT. 30,          MARCH 31,          ENDED                YEAR ENDED DECEMBER 31,
                                              2006      ----------------------    MARCH 31,    -------------------------------------
                                          (UNAUDITED)       2006        2005      2004(A)          2003       2002        2001
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $    23.26     $    19.84  $    17.31  $    16.53     $    12.19  $    16.63  $    21.73
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                           (0.03)         (0.02)      (0.02)      (0.03)         (0.07)      (0.12)      (0.13)
Net realized and unrealized gains
  (losses) on investments                     (2.46)          3.44        2.55        0.81           4.41       (4.32)      (4.97)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              (2.49)          3.42        2.53        0.78           4.34       (4.44)      (5.10)

------------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period         $    20.77     $    23.26  $    19.84  $    17.31     $    16.53  $    12.19  $    16.63
====================================================================================================================================
Total return(B)                              (10.70%)(C)     17.24%      14.62%       4.72% (C)     35.60%     (26.70%)    (23.47%)
====================================================================================================================================
Net assets at end of period (000's)      $  781,265     $  838,120  $  274,121  $   69,860     $   62,187  $   13,831$     20,835
====================================================================================================================================
Ratio of net expenses to
  average net assets                           1.12% (D)      1.17%       1.26%       1.30% (D)      1.39%       1.49%       1.49%
Ratio of net investment loss to
  average net assets                          (0.24%)(D)     (0.13%)     (0.23%)     (0.78%)(D)     (0.93%)     (0.82%)     (0.62%)
Portfolio turnover                              129% (D)       104%        127%         60% (D)        60%        115%        124%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized.

(D) Annualized.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND--CLASS B
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS                              THREE
                                               ENDED              YEAR ENDED         MONTHS           PERIOD
                                             SEPT. 30,             MARCH 31,         ENDED            ENDED
                                               2006         ----------------------   MARCH 31,        DEC. 31,
                                            (UNAUDITED)         2006        2005     2004(A)          2003(B)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period      $    22.83      $    19.60  $    17.24  $    16.50      $    15.45
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                            (0.11)          (0.15)      (0.12)      (0.03)          (0.06)
  Net realized and unrealized gains
  (losses) on investments                        (2.47)           3.38        2.48        0.77            1.11
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (2.58)           3.23        2.36        0.74            1.05
-------------------------------------------------------------------------------------------------------------------
Net asset value at end of period            $    20.25      $    22.83  $    19.60  $    17.24      $    16.50
===================================================================================================================
Total return(C)                                 (11.30%)(D)      16.48%      13.69%       4.48% (D)       6.80% (D)
===================================================================================================================
Net assets at end of period (000's)         $   26,460      $   27,781  $   10,579  $    1,897      $    1,003
===================================================================================================================
Ratio of net expenses to
  average net assets                              2.01% (E)       2.08%       2.25%       2.25% (E)       2.22% (E)
Ratio of net investment loss to
  average net assets                             (1.11%)(E)      (1.02%)     (1.23%)     (1.71%)(E)      (1.80%)(E)
Portfolio turnover rate                            129% (E)        104%        127%         60% (E)         60% (E)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C) Total returns shown exclude the effect of applicable sales loads.

(D) Not annualized.

(E) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND--CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS                                THREE
                                               ENDED              YEAR ENDED          MONTHS         PERIOD
                                             SEPT. 30,             MARCH 31,          ENDED          ENDED
                                               2006         ----------------------    MARCH 31,      DEC. 31,
                                            (UNAUDITED)         2006        2005      2004(A)        2003(B)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period      $    22.88      $    19.62  $    17.24  $    16.50     $    15.45
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                            (0.10)          (0.11)      (0.08)      (0.04)         (0.05)
  Net realized and unrealized gains
    (losses) on investments                      (2.47)           3.37        2.46        0.78           1.10
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (2.57)           3.26        2.38        0.74           1.05
-------------------------------------------------------------------------------------------------------------------
Net asset value at end of period            $    20.31      $    22.88  $    19.62  $    17.24     $    16.50
===================================================================================================================
Total return(C)                                 (11.23%)(D)      16.62%      13.81%       4.48% (D)      6.80% (D)
===================================================================================================================
Net assets at end of period (000's)         $  199,486      $  188,810  $   48,446     $ 4,310    $     2,465
===================================================================================================================
Ratio of net expenses to
  average net assets                              1.91% (E)       1.98%       2.03%       2.25% (E)      2.21% (E)
Ratio of net investment loss to average
  net assets                                     (1.01%)(E)      (0.93%)     (0.97%)     (1.70%)(E)     (1.78%)(E)
Portfolio turnover rate                            129% (E)        104%        127%         60% (E)        60% (E)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C) Total returns shown exclude the effect of applicable sales loads.

(D) Not annualized.

(E) Annualized.


LARGE CAP GROWTH FUND--CLASS I

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                        SIX MONTHS       YEAR       PERIOD
                                        SEPT. 30,        ENDED       ENDED
                                          2006          MARCH 31,   MARCH 31,
                                       (Unaudited)        2006      2005(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period  $    23.33      $ 19.86    $  18.34
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         --(B)       0.03       0.01
  Net realized and unrealized gains
     (losses) on investments                 (2.46)         3.44       1.51
--------------------------------------------------------------------------------
Total from investment operations             (2.46)         3.47       1.52
--------------------------------------------------------------------------------
Net asset value at end of period        $    20.87      $  23.33   $  19.86
================================================================================
Total return                                (10.54%)(C)    17.47%      8.29%(C)
================================================================================
Net assets at end of period (000's)     $   76,370      $ 66,655   $ 43,279
================================================================================
Ratio of net expenses to
  average net assets                          0.85%(D)      0.93%      1.01%(D)
Ratio of net investment income to
  average net assets                          0.06%(D)      0.12%      0.21%(D)
Portfolio turnover rate                        129%(D)       104%       127%(D)

(A) Represents the period from commencement of operations (November 10, 2004) through March 31, 2005.

(B)   Amount rounds to less than $0.01 per share.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

LARGE CAP VALUE FUND--CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                      ENDED        PERIOD
                                                     SEPT. 30,      ENDED
                                                       2006        MARCH 31,
                                                    (UNAUDITED)     2006(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period              $    10.19    $    10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.03          0.01
  Net realized and unrealized
    gains on investments                                  0.19          0.18
--------------------------------------------------------------------------------
Total from investment operations                          0.22          0.19
--------------------------------------------------------------------------------
Net asset value at end of period                    $    10.41    $    10.19
================================================================================
Total return (B)                                          2.16%         1.90%
================================================================================
Net assets at end of period (000's)                 $   19,612    $   11,684
================================================================================
Ratio of net expenses to average net assets               1.35%(C)      1.30%(C)
Ratio of net investment income to
  average net assets                                      0.84%(C)      1.34%(C)
Portfolio turnover rate                                     56%(C)        68%(C)

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

(B) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(C) Annualized.


LARGE CAP VALUE FUND--CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED           PERIOD
                                                    SEPT. 30,        ENDED
                                                      2006         MARCH 31,
                                                   (UNAUDITED)      2006(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period             $    10.18    $    10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    --(B)         --(B)
  Net realized and unrealized
     gains on investments                                0.19          0.18
--------------------------------------------------------------------------------
Total from investment operations                         0.19          0.18
--------------------------------------------------------------------------------
Net asset value at end of period                   $    10.37    $    10.18
================================================================================
Total return (C)                                         1.87%         1.80%
================================================================================
Net assets at end of period (000's)                $    6,583     $     561
================================================================================
Ratio of net expenses to average net assets              2.10%(D)      1.89%(D)
Ratio of net investment income to
  average net assets                                     0.11%(D)      0.25%(D)
Portfolio turnover rate                                    56%(D)        68%(D)

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

(B) Amount rounds to less than $0.01 per share.

(C) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(D) Annualized.

See accompanying notes to financial statements.

MICRO CAP GROWTH FUND--CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED           YEAR        PERIOD
                                               SEPT. 30,        ENDED        ENDED
                                                 2006          MARCH 31,     MARCH 31,
                                              (UNAUDITED)        2006        2005(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period        $    13.50     $      11.07  $    10.00
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                              (0.08)           (0.10)      (0.06)
  Net realized and unrealized gains
    (losses) on investments                        (1.66)            2.53        1.13
------------------------------------------------------------------------------------------
Total from investment operations                   (1.74)            2.43        1.07
------------------------------------------------------------------------------------------
Net asset value at end of period              $    11.76       $    13.50  $    11.07
==========================================================================================
Total return (B)                                  (12.89%)(C)       21.95%      10.70% (C)
==========================================================================================
Net assets at end of period (000's)           $   51,144       $   61,915  $   32,378
==========================================================================================
Ratio of net expenses to average net assets         1.95% (D)        1.95%       1.95% (D)
Ratio of net investment loss to
  average net assets                               (1.33%)(D)       (1.08%)     (1.27%)(D)
Portfolio turnover rate                              119% (D)          90%        101% (D)

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not Annualized.

(D) Annualized.


MICRO CAP GROWTH FUND--CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED           YEAR        PERIOD
                                               SEPT. 30,        ENDED        ENDED
                                                 2006          MARCH 31,     MARCH 31,
                                              (UNAUDITED)        2006        2005(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period        $    13.33      $    11.01  $    10.00
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                              (0.13)          (0.17)      (0.08)
  Net realized and unrealized gains
    (losses) on investments                        (1.63)           2.49        1.09
------------------------------------------------------------------------------------------
Total from investment operations                   (1.76)           2.32        1.01
------------------------------------------------------------------------------------------
Net asset value at end of period              $    11.57      $    13.33  $    11.01
==========================================================================================
Total return(B)                                   (13.20%)(C)      21.07%      10.10% (C)
==========================================================================================
Net assets at end of period (000's)           $   29,376      $   33,310  $   16,224
==========================================================================================
Ratio of net expenses to average net assets         2.70% (D)       2.70%       2.70% (D)
Ratio of net investment loss to
  average net assets                               (2.08%)(D)      (1.84%)     (2.07%)(D)
Portfolio turnover rate                              119% (D)         90%        101% (D)

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not Annualized.

(D) Annualized.

See accompanying notes to financial statements.

MICRO CAP GROWTH FUND--CLASS I
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                              SIX MONTHS
                                                 ENDED           YEAR        PERIOD
                                               SEPT. 30,        ENDED        ENDED
                                                 2006          MARCH 31,     MARCH 31,
                                              (UNAUDITED)        2006        2005(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period        $    13.70      $    11.16  $    9.89
------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                              (0.06)          (0.03)     (0.13)
  Net realized and unrealized gains
    (losses) on investments                        (1.70)           2.57       1.40
------------------------------------------------------------------------------------------
Total from investment operations                   (1.76)           2.54       1.27
------------------------------------------------------------------------------------------
Net asset value at end of period              $    11.94      $    13.70   $  11.16
==========================================================================================
Total return                                      (12.85%)(B)      22.76%     12.84% (B)
==========================================================================================
Net assets at end of period (000's)           $      803      $      676   $     --  (C)
==========================================================================================
Ratio of net expenses to average net assets         1.70% (D)       1.55%      1.55% (D)
Ratio of net investment loss to
  average net assets                               (1.07%)(D)      (0.77%)    (2.34%)(D)
Portfolio turnover rate                              119% (D)         90%       101% (D)

(A) Represents the period from commencement of operations (October 4, 2004) through March 31, 2005.

(B) Not Annualized.

(C) Amount rounds to less than $1,000.

(D) Annualized.

See accompanying notes to financial statements.

MID CAP GROWTH FUND--CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                               ENDED
                                             SEPT. 30,                         YEAR ENDED MARCH 31,
                                               2006        ---------------------------------------------------------------
                                            (UNAUDITED)        2006       2005        2004           2003        2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period      $    24.02     $    21.42  $    21.73  $    13.89     $    19.52  $    15.96
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (0.07)         (0.12)      (0.16)      (0.13)         (0.14)      (0.14)
  Net realized and unrealized gains
    (losses) on investments                      (0.24)          4.70        1.03        7.97          (5.29)       3.76
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (0.31)          4.58        0.87        7.84          (5.43)       3.62
--------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains            --             (1.98)      (1.18)      --             (0.20)      (0.06)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period            $    23.71     $    24.02  $    21.42  $    21.73     $    13.89  $    19.52
==========================================================================================================================
Total return(A)                                  (1.29%)(B)     22.21%       4.13%      56.44%        (27.90%)     22.72%
==========================================================================================================================
Net assets at end of period (000's)         $  634,310     $  639,501   $ 574,855   $ 458,524     $  153,247  $  169,781
==========================================================================================================================
Ratio of net expenses to
  average net assets                              1.50% (C)      1.50%       1.50%       1.49% (D)      1.50%       1.50%
Ratio of net investment loss
  to average net assets                          (0.63%)(C)     (0.57%)     (0.84%)     (0.93%)(D)     (1.07%)     (1.02%)
Portfolio turnover                                  60% (C)        69%         85%         79%            62%         73%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.50% and the ratio of net investment loss to average net assets would have been (0.94%).

See accompanying notes to financial statements.

MID CAP GROWTH FUND--CLASS B
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                         SIX MONTHS
                                           ENDED                                                                       PERIOD
                                         SEPT. 30,                           YEAR ENDED MARCH 31,                      ENDED
                                           2006          -------------------------------------------------------       MARCH 31,
                                        (UNAUDITED)          2006         2005          2004              2003         2002(A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period  $    21.49       $    19.50    $    20.03    $    12.53       $    18.25    $    16.45
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
  Net investment loss                        (0.15)           (0.26)        (0.29)        (0.25)           (0.14)        (0.09)
  Net realized and unrealized gains
    (losses) on investments                  (0.20)            4.23          0.94          7.75            (5.38)         1.95
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                                 (0.35)            3.97          0.65          7.50            (5.52)         1.86
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains                                --            (1.98)        (1.18)           --            (0.20)        (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  end of period                         $    21.14       $    21.49    $    19.50    $    20.03       $    12.53    $    18.25
===================================================================================================================================
Total return(B)                              (1.63%)(C)       21.24%         3.37%        59.86%          (30.34%)       11.35%(C)
===================================================================================================================================
Net assets at end
  of period (000's)                     $   72,730       $   79,552    $   71,879    $   64,918       $   26,226    $   15,335
===================================================================================================================================
Ratio of net expenses to average
  net assets                                  2.25% (D)        2.25%         2.25%         2.24% (E)        2.25%         2.25% (D)
Ratio of net investment
  loss to average net assets                 (1.38%)(D)       (1.32%)       (1.60%)       (1.68%)(E)       (1.77%)       (1.90%)(D)
Portfolio turnover rate                         60% (D)          69%           85%           79%              62%           73% (D)

(A) Represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized.

(D) Annualized.

(E) Absent voluntary epxense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69%).

See accompanying notes to financial statements.

MID CAP GROWTH FUND--CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                        ENDED
                                      SEPT. 30,                                  YEAR ENDED MARCH 31,
                                         2006          ----------------------------------------------------------------------------
                                      (UNAUDITED)          2006           2005          2004               2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  beginning of period                $     21.51       $     19.51    $     20.04    $     12.55       $     18.26    $     15.01
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
  Net investment income (loss)             (0.14)            (0.25)         (0.30)         (0.23)            (0.13)          0.01
  Net realized and unrealized gains
    (losses) on investments                (0.21)             4.23           0.95           7.72             (5.38)          3.30
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                               (0.35)             3.98           0.65           7.49             (5.51)          3.31
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains                              --             (1.98)         (1.18)            --             (0.20)         (0.06)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
  end of period                      $     21.16       $     21.51    $     19.51    $     20.04       $     12.55    $     18.26
===================================================================================================================================
Total return(A)                            (1.63%)(B)        21.28%          3.36%         59.68%           (30.27%)        22.09%
===================================================================================================================================
Net assets at end
  of period (000's)                  $   321,224       $   327,867    $   284,966    $   252,021       $    97,743    $    67,347
===================================================================================================================================
Ratio of net expenses to
  average net assets                        2.25% (C)         2.25%          2.25%          2.24% (D)         2.25%          2.25%
Ratio of net investment
 loss to average net assets                (1.38%)(C)        (1.32%)        (1.60%)        (1.68%)(D)        (1.77%)        (1.61%)
Portfolio turnover                            60% (C)           69%            85%            79%               62%            73%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

(D) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69%).

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND--CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                                                            PERIOD
                                    SEPT. 30,                   YEAR ENDED MARCH 31,                   ENDED
                                      2006         ------------------------------------------          MARCH 31,
                                   (UNAUDITED)         2006            2005            2004            2003(A)
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period                        $    18.37      $    15.25      $    16.05      $     9.78      $    10.00
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
 operations:
  Net investment loss                   (0.10)          (0.18)          (0.25)          (0.14)          (0.06)
  Net realized and unrealized
    gains (losses) on investments       (2.68)           3.30           (0.14)           6.78           (0.16)
------------------------------------------------------------------------------------------------------------------
Total from investment operations        (2.78)           3.12           (0.39)           6.64           (0.22)
------------------------------------------------------------------------------------------------------------------
Distributions from net
  realized gains                           --              --           (0.41)          (0.37)             --
------------------------------------------------------------------------------------------------------------------
Net asset value at
  end of period                    $    15.59      $    18.37      $    15.25      $    16.05      $     9.78
==================================================================================================================
Total return(B)                        (15.13%)(C)      20.46%          (2.43%)         68.02%          (2.20%)(C)
==================================================================================================================
Net assets at end of
  period (000's)                   $   37,233      $   48,697      $   37,675      $   53,064      $   15,230
==================================================================================================================
Ratio of net expenses to
  average net assets                     1.95% (D)       1.95%           1.95%           1.89% (E)       1.95% (D)
Ratio of net investment loss
  to average net assets                 (1.19%)(D)      (1.18%)         (1.40%)         (1.34%)(E)      (1.61%)(D)
Portfolio turnover                        280% (D)        109%            114%            133%            128% (D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized.

(D) Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.95% and ratio of net investment loss to average net assets would have been (1.40%).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND--CLASS B
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                                                        PERIOD
                                             SEPT. 30,                 YEAR ENDED MARCH 31,                ENDED
                                               2006         ---------------------------------------        MARCH 31,
                                            (UNAUDITED)        2006           2005           2004          2003(A)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period       $   17.99      $   14.99      $   15.90      $    9.75      $   10.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                            (0.17)         (0.31)         (0.29)         (0.21)         (0.06)
  Net realized and unrealized gains
  (losses) on investments                        (2.66)          3.31          (0.21)          6.73          (0.19)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                 (2.83)          3.00          (0.50)          6.52          (0.25)
-----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains               --             --          (0.41)         (0.37)            --
-----------------------------------------------------------------------------------------------------------------------
Net asset value at end of period             $   15.16      $   17.99      $   14.99      $   15.90      $    9.75
=======================================================================================================================
Total return(B)                                 (15.73%)(C)     20.01%         (3.15%)        66.99%         (2.50%)(C)
=======================================================================================================================
Net assets at end of period (000's)          $   6,991      $   9,858      $   8,908      $   7,831      $   1,399
=======================================================================================================================
Ratio of net expenses to average net assets       2.70% (D)      2.70%          2.70%          2.63% (E)      2.69% (D)
Ratio of net investment loss to
  average net assets                             (1.93%)(D)     (1.92%)        (2.13%)        (2.09%)(E)     (2.38%)(D)
Portfolio turnover                                 280% (D)       109%           114%           133%           128% (D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized.

(D) Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.70% and the ratio of net investment loss to average neet assets would have been (2.16%).

See accompanying notes to financial statements.

SMALL CAP GROWTH FUND--CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                              ENDED                                                          PERIOD
                                             SEPT. 30,                 YEAR ENDED MARCH 31,                  ENDED
                                               2006        ------------------------------------------        MARCH 31,
                                            (UNAUDITED)        2006           2005            2004           2003(A)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period     $    18.01      $    15.00      $    15.91      $     9.74      $    10.00
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                           (0.19)          (0.32)          (0.29)          (0.21)          (0.07)
  Net realized and unrealized gains
   (losses) on investments                      (2.65)           3.33           (0.21)           6.75           (0.19)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (2.84)           3.01           (0.50)           6.54           (0.26)
--------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gains              --              --           (0.41)          (0.37)             --
--------------------------------------------------------------------------------------------------------------------------
Net asset value at end of period           $    15.17      $    18.01      $    15.00      $    15.91      $     9.74
==========================================================================================================================
Total return(B)                                (15.77%)(C)      20.07%          (3.15%)         67.26%          (2.60%)(C)
==========================================================================================================================
Net assets at end of period (000's)        $   13,492      $   20,964      $   18,776      $   14,596      $    3,029
==========================================================================================================================
Ratio of net expenses to
  average net assets                             2.70% (D)       2.70%           2.70%           2.63% (E)       2.69% (D)
Ratio of net investment loss to
  average net assets                            (1.93%)(D)      (1.92%)         (2.12%)         (2.09%)(E)      (2.39%)(D)
Portfolio turnover                                280% (D)        109%            114%            133%            128% (D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized.

(D) Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.70% and the ratio of net investment loss to average net assets would have been (2.16%).

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND--CLASS I
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                               ENDED          YEAR               PERIOD
                                              SEPT. 30,       ENDED              ENDED
                                                2006         MARCH 31,          MARCH 31,
                                             (UNAUDITED)       2006              2005(A)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period     $     18.49      $     15.31      $     15.37
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment loss                            (0.82)           (0.07)           (0.05)
  Net realized and unrealized gains
   (losses) on investments                       (1.92)            3.25             0.40
---------------------------------------------------------------------------------------------
Total from investment operations                 (2.74)            3.18             0.35
---------------------------------------------------------------------------------------------
Distributions from net realized gains               --               --            (0.41)
---------------------------------------------------------------------------------------------
Net asset value at end of period           $     15.75      $     18.49      $     15.31
=============================================================================================
Total return                                    (14.82%)(B)       20.77%            2.29% (B)
=============================================================================================
Net assets at end of period (000's)        $    21,765      $   350,323      $    82,846
=============================================================================================
Ratio of net expenses to
  average net assets                              1.55% (C)        1.55%            1.55% (C)
Ratio of net investment loss to
  average net assets                             (0.85%)(C)       (0.77%)          (0.95%)(C)
Portfolio turnover                                 280% (C)         109%             114% (C)

(A) Represents the period from commencement of operations (May 5, 2004) through March 31, 2005.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Diversified Small Cap Growth Fund, Growth Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Micro Cap Growth Fund, Mid Cap Growth Fund, and Small Cap Growth Fund (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

Prior to October 4, 2003, the Large Cap Growth Fund was a series of the Navellier Funds. Effective October 4, 2003, the Navellier Performance Large Cap Growth Portfolio and the Navellier Millennium Large Cap Growth Portfolio were merged into the Large Cap Growth Fund. The accounting and performance history of the Navellier Performance Large Cap Growth Portfolio was carried forward. The Large Cap Growth Fund was the legal and tax survivor. Effective January 1, 2004, the Fund changed its fiscal year end from December 31 to March 31.

The Diversified Small Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of small cap companies.

The Growth Opportunities Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth. The Fund invests primarily in stocks of domestic growth companies that the sub-advisor believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period.

The Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal by investing at least 80% of its total assets in common stocks of large cap companies. Income is a secondary goal.

The Large Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap companies.

The Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap companies.

The Micro Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of U.S. companies whose total market capitalization at the time of investment is generally between $30 million and $500 million, referred to as micro cap companies, and which, in the opinion of the sub-advisor, have superior earnings growth characteristics.

The Mid Cap Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal by investing primarily (at least 80% of its assets) in common stocks of mid cap companies.

The Small Cap Growth Fund seeks long-term growth of capital. Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of small cap companies.

The Diversified Small Cap Growth Fund, Large Cap Core Equity Fund, and Large Cap Value Fund offer two classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a maximum distribution fee of up to 0.25%), and Class C shares, except Diversified Small Cap Growth Fund (sold subject to a 1.00% contingent deferred sales load for a one-year period and a maximum distribution fee of up to 1.00% of average daily net assets), and Class I shares of Diversified Small Cap Growth Fund (sold without a distribution fee or sales charge, but offered only through selected dealers and subject to a higher minimum initial investment). The Growth Opportunities Fund, Micro Cap Growth Fund, and Mid Cap Growth Fund offer three classes of shares: Class A shares (described above), Class B shares, except Micro Cap Growth Fund, (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a maximum distribution fee of up to 1.00% of average daily net assets), Class C shares (described above), and Class I shares (described above) of Micro Cap Growth Fund. The Large Cap Growth Fund and Small Cap Growth Fund offer four classes of shares: Class A shares, Class B shares, Class C shares and Class I shares (all described above). Each Class A, Class B, Class C and Class I share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A and Class I shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Notes to Financial Statements (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Portfolio Securities Loaned -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities.

As of September 30, 2006, the following Funds loaned common stocks and received collateral as follows:

                                      FAIR VALUE          VALUE OF
                                       OF COMMON         COLLATERAL
                                     STOCKS LOANED        RECEIVED
------------------------------------------------------------------------
Large Cap Value Fund                $   1,570,948      $     1,655,615
Micro Cap Growth Fund               $  21,729,587      $    22,801,789
Mid Cap Growth Fund                 $ 166,892,505      $   171,728,841
Small Cap Growth Fund               $  13,961,795      $    14,127,810
------------------------------------------------------------------------

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan are recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation -- The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B, Class C and Class I shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class B and Class C shares of the Funds are subject to a contingent deferred sales load of 5.00% and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase. The contingent deferred sales load for Class B shares will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales load for Class B shares.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are recorded on an accrual basis.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid to shareholders annually for each Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the year ended March 31, 2006 was as follows:

                                    GROWTH          LARGE CAP       LARGE CAP
                                 OPPORTUNITIES     CORE EQUITY       GROWTH
                                     FUND             FUND             FUND
--------------------------------------------------------------------------------
                                  YEAR ENDED       YEAR ENDED       YEAR  ENDED
                                   MARCH 31,        MARCH 31,        MARCH 31,
                                     2006             2006             2006
--------------------------------------------------------------------------------
From ordinary income             $          --    $      20,159    $          --
--------------------------------------------------------------------------------
From long-term capital gains                --               --               --
--------------------------------------------------------------------------------
                                 $          --    $      20,159    $          --
--------------------------------------------------------------------------------

                                                    LARGE CAP        MICRO CAP
                                                     VALUE             GROWTH
                                                      FUND              FUND
--------------------------------------------------------------------------------
                                                    YEAR ENDED       YEAR ENDED
                                                     MARCH 31,        MARCH 31,
                                                       2006             2006
--------------------------------------------------------------------------------
From ordinary income                              $          --    $          --
--------------------------------------------------------------------------------
From long-term capital gains                      $          --    $          --
--------------------------------------------------------------------------------
                                                  $          --    $          --
--------------------------------------------------------------------------------

                                                    MID CAP          SMALL CAP
                                                    GROWTH            GROWTH
                                                     FUND              FUND
--------------------------------------------------------------------------------
                                                   YEAR ENDED       YEAR ENDED
                                                    MARCH 31,        MARCH 31,
                                                      2006             2006
--------------------------------------------------------------------------------
From ordinary income                              $  15,608,776    $          --
--------------------------------------------------------------------------------
From long-term capital gains                         67,044,251               --
--------------------------------------------------------------------------------
                                                  $  82,653,027    $          --
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of March 31, 2006:

                                          GROWTH          LARGE CAP        LARGE CAP          LARGE CAP
                                       OPPORTUNITIES     CORE EQUITY         GROWTH             VALUE
                                           FUND             FUND              FUND              FUND
----------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments   $   113,323,506   $    24,641,380   $ 1,030,413,761   $    12,146,094
----------------------------------------------------------------------------------------------------------
Gross unrealized appreciation            25,437,423         4,828,330       145,986,417           285,912
Gross unrealized depreciation            (7,833,301)         (664,216)      (15,227,097)         (150,927)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation              17,604,122         4,164,114       130,759,320           134,985
Capital loss carryforward               (54,188,470)       (1,683,856)      (28,010,400)               --
Undistributed ordinary income                    --           184,135                --            68,138
----------------------------------------------------------------------------------------------------------
    Accumulated earnings (deficit)  $   (36,584,348)  $     2,664,393   $   102,748,920   $       203,123
==========================================================================================================

                                        MICRO CAP         MID CAP          SMALL CAP
                                         GROWTH           GROWTH            GROWTH
                                          FUND             FUND              FUND
----------------------------------------------------------------------------------------
Tax cost of portfolio investments  $    97,919,302   $   993,428,565   $   454,288,822
----------------------------------------------------------------------------------------
Gross unrealized appreciation           23,474,703       210,831,960        89,776,425
Gross unrealized depreciation           (2,497,178)      (21,242,066)      (11,446,665)
----------------------------------------------------------------------------------------
Net unrealized appreciation             20,977,525       189,589,894        78,329,760
Post-October losses                             --                --        (2,485,372)
Capital loss carryforward               (2,797,723)               --        (1,422,586)
Undistributed ordinary income                   --         5,814,391                --
Undistributed long-term
  capital gains                                 --        27,993,060                --
----------------------------------------------------------------------------------------
  Accumulated earnings             $    18,179,802   $   223,397,345   $    74,421,802
========================================================================================

As of September 30, 2006, the Funds had the following gross unrealized appreciation, gross unrealized depreciation and Federal tax cost:

                                        GROSS          GROSS             NET           FEDERAL
                                     UNREALIZED      UNREALIZED       UNREALIZED         TAX
                                    APPRECIATION    DEPRECIATION     APPRECIATION        COST
---------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund  $      396,591  $     (283,866)  $      112,725  $    9,956,855
---------------------------------------------------------------------------------------------------
Growth Opportunities Fund          $    4,672,449  $   (1,915,200)  $    2,757,249  $   61,022,727
---------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund         $   11,060,017  $     (712,022)  $   10,347,995  $   83,496,465
---------------------------------------------------------------------------------------------------
Large Cap Growth Fund              $  103,307,506  $  (36,044,627)  $   67,262,879  $1,019,844,209
---------------------------------------------------------------------------------------------------
Large Cap Value Fund               $    1,321,007  $     (902,696)  $      418,311  $   27,173,610
---------------------------------------------------------------------------------------------------
Micro Cap Growth Fund              $   17,646,028  $   (3,851,613)  $   13,794,415  $   90,512,178
---------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                $  169,604,857  $  (24,430,612)  $  145,174,245  $1,062,792,882
---------------------------------------------------------------------------------------------------
Small Cap Growth Fund              $   10,337,469  $   (3,323,933)  $    7,013,536  $   87,142,138
---------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of March 31, 2006, the Funds had the following capital loss carryforwards for federal income tax purposes.

                                                           EXPIRES
FUND                                         AMOUNT        MARCH 31,
---------------------------------------------------------------------
Growth Opportunities Fund                $   13,138,578       2010
                                             21,975,058       2011
                                             17,098,132       2012
                                              1,976,702       2013
                                         --------------
                                             54,188,470
                                         --------------
Large Cap Core Equity Fund               $       99,480       2009
                                                 24,780       2010
                                                414,728       2011
                                              1,025,778       2012
                                                 11,425       2013
                                                107,665       2014
                                         --------------
                                              1,683,856
                                         --------------
Large Cap Growth Fund*                   $   12,837,110       2009
                                              2,396,670       2010
                                              7,655,647       2011
                                              3,322,314       2012
                                              1,798,659       2013
                                         --------------
                                             28,010,400
                                         --------------
Micro Cap Growth Fund                    $    1,123,992       2013
                                              1,673,731       2014
                                         --------------
                                              2,797,723
                                         --------------
Small Cap Growth Fund                    $    1,422,586       2013
---------------------------------------------------------------------

* A portion of these capital loss carryforwards may be limited under tax regulations.

During the year ended March 31, 2006, the following funds utilized capital loss carryforwards:

                                             AMOUNT
---------------------------------------------------------
Growth Opportunities Fund                $    11,315,372
Large Cap Growth Fund                        30,083,248
Small Cap Growth Fund                           530,203
---------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have been made to the components of capital of the Funds. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Fund's capital accounts on a tax basis. The following reclassification of net investment loss have been made to the following Funds for the year ended March 31, 2006:

                                               ACCUMULATED         ACCUMULATED
                                PAID-IN       NET INVESTMENT       NET REALIZED
                                CAPITAL        INCOME (LOSS)      GAINS (LOSSES)
--------------------------------------------------------------------------------
Growth Opportunities Fund   $   (1,474,605)   $    1,474,605      $        --
Large Cap Growth Fund           (1,803,898)        1,803,898               --
Micro Cap Growth Fund             (893,698)          893,698               --
Mid Cap Growth Fund                     --         8,207,217       (8,207,217)
Small Cap Growth Fund           (2,478,495)        2,478,495               --
--------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is in the process of determining the impact of adoption.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2006:

                                          DIVERSIFIED
                                           SMALL CAP          GROWTH            LARGE CAP          LARGE CAP
                                            GROWTH         OPPORTUNITIES       CORE EQUITY           GROWTH
                                             FUND              FUND               FUND                FUND
--------------------------------------------------------------------------------------------------------------
Purchases of investment securities     $   10,466,232     $   91,736,337     $   66,652,282     $  855,898,681
Proceeds from sales and maturities     $      572,631     $  140,952,223     $   10,151,805     $  721,560,855
--------------------------------------------------------------------------------------------------------------

                                           LARGE CAP          MICRO CAP           MID CAP           SMALL CAP
                                             VALUE             GROWTH             GROWTH             GROWTH
                                             FUND               FUND               FUND               FUND
--------------------------------------------------------------------------------------------------------------
Purchases of investment securities     $   18,169,631     $   51,413,727     $  301,260,368     $  448,256,396
Proceeds from sales and maturities     $    4,993,965     $   53,613,609     $  314,104,456     $  702,988,984
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Investment Services, Inc. (Integrated), formerly Integrated Fund Serivces, Inc., the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

----------------------------------------------------------------------------------------
Diversified Small Cap Growth Fund         1.05%
----------------------------------------------------------------------------------------
Growth Opportunities Fund                 1.00% on the first $50 million
                                          0.90% on the next $50 million
                                          0.80% on the next $100 million
                                          0.75% of such assets in excess of $200 million
----------------------------------------------------------------------------------------
Large Cap Core Equity Fund                0.65% on the first $100 million
                                          0.60% on the next $100 million
                                          0.55% on the next $100 million
                                          0.50% of such assets in excess of $300 million
----------------------------------------------------------------------------------------
Large Cap Growth Fund                     0.75% on the first $200 million
                                          0.70% on the next $800 million
                                          0.65% of such assets in excess of $1 billion
----------------------------------------------------------------------------------------
Large Cap Value Fund                      0.75%
----------------------------------------------------------------------------------------
Micro Cap Growth Fund                     1.25%
----------------------------------------------------------------------------------------
Mid Cap Growth Fund                       0.80%
----------------------------------------------------------------------------------------
Small Cap Growth Fund                     1.25%
----------------------------------------------------------------------------------------

During the six months ended September 30, 2006, the Advisor waived investment advisory fees and/or reimbursed expenses of the Funds as follows:

                                                INVESTMENT       OTHER OPERATING
                                                 ADVISORY           EXPENSES
                                                FEES WAIVED        REIMBURSED
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund             $        6,911     $        3,163
Large Cap Core Equity Fund                    $           --     $       41,322
Large Cap Value Fund                          $       12,552     $       36,483
Micro Cap Growth Fund                                     --     $       13,876
Small Cap Growth Fund                                     --     $       42,269
--------------------------------------------------------------------------------

The Advisor has retained various Sub-Advisors to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Advisor (not the Funds) pays the Sub-Advisors a fee for these services.

Fort Washington Investment Advisors, Inc. (Fort Washington), an affiliate of the Advisor, has been retained by the Advisor to manage the investments of the Diversified Small Cap Growth Fund.

Westfield Capital Management Company, LLC (Westfield) has been retained by the Advisor to manage the investments of the Growth Opportunities Fund.

Todd Investment Advisors, Inc. (Todd), an affiliate of the Advisor, has been retained by the Advisor to manage the investments of the Large Cap Core Equity Fund.

Navellier & Associates, Inc. (Navellier) has been retained by the Advisor to manage the investments of the Large Cap Growth Fund.

JS Asset Management, LLC (JSAM) has been retained by the Advisor to manage the investments of the Large Cap Value Fund.

Bjurman, Barry & Associates (Bjurman) has been retained by the Advisor to manage the investments of the Micro Cap Growth Fund.

TCW Investment Management Company (TCW) and Westfield have been retained by the Advisor to manage the investments of the Mid Cap Growth Fund.

Longwood Investment Advisors, Inc. (Longwood) and Bjurman have been retained by the Advisor to manage the investments of the Small Cap Growth Fund.

EXPENSE LIMITATION AGREEMENT

The Advisor has entered into an Expense Limitation Agreement to contractually limit operating expenses of the Large Cap Growth Fund. The maximum operating expense limit in any year with respect to the Fund is based on a percentage of the average daily net assets of the Fund. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Fund as follows: 1.30% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.05% for Class I shares. These expense limitations shall remain in effect until March 31, 2007.

SPONSOR AGREEMENT

Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor has been retained to provide certain management and supervisory services to the Diversified Small Cap Growth Fund, Large Cap Core Equity Fund, Large Cap Value Fund, Micro Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund in exchange for the payment of a sponsor fee by the Funds equal to an annual rate of 0.20% of a Fund's average daily net assets. The Advisor provides the Funds with general office facilities and oversees the provision of administrative/non-investment services to the Trust, including the provision of services to the Trust by the Trust's administrator and fund accounting agent, transfer agent and custodian, including: (i) the updating of corporate organizational documents, and the negotiation of contracts and fees with, and the monitoring and coordination of performance and billings of, the Trust's custodian and other independent contractors and agents; (ii) the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations, including registration statements, prospectuses, and statements of additional information, and semi-annual and annual reports to shareholders; (iii) reviewing, (including coordinating the preparing of, but not preparing) tax returns; (iv) preparing agendas and supporting documents for, and minutes of meetings of, the Trustees, committees of the Trustees, and preparation of notices, proxy statements and minutes of meetings of shareholders of the Trust or of one or more of the Funds; (v) the maintenance of books and records of the Trust; (vi) telephone coverage to respond to shareholder inquiries; (vii) the provision of monitoring reports and assistance regarding compliance with federal securities and tax laws including compliance with the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended;
(viii) the dissemination of yield and other performance information to newspapers and tracking services, (ix) the preparation of annual renewals for fidelity bond and errors and omissions insurance coverage, (x) the development of a budget for the Trust, the establishment of rate of expense accruals and the arrangement of the payment of all fixed and management expenses and (xi) the determination of each Fund's net asset value and the provision of all other fund accounting services to the Funds. The Advisor also provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers, or employees of the Advisor or its affiliates.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

Under the Sponsor Agreement, the Advisor has agreed to waive its fees and reimburse expenses in order to limit each Fund's annual expenses as follows:

FUND                                     CLASS A    CLASS B    CLASS C   CLASS I
--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund          1.40%         --         --     1.15%
Large Cap Core Equity Fund                 1.15%         --      1.90%        --
Large Cap Value Fund                       1.35%         --      2.10%        --
Micro Cap Growth Fund                      1.95%         --      2.70%     1.70%
Mid Cap Growth Fund                        1.50%      2.25%      2.25%        --
Small Cap Growth Fund                      1.95%      2.70%      2.70%     1.55%
--------------------------------------------------------------------------------

The fee waivers and expense reimbursements will remain in effect until at least March 31, 2007 for all Funds except the Diversified Small Cap Growth Fund. The fee waivers and expense reimbursements for the Diversified Small Cap Growth Fund will remain in effect until at least August 1, 2007.

During the six months ended September 30, 2006, the Advisor waived Sponsor fees as follows:

Diversified Small Cap Growth Fund                                       $  1,316
Large Cap Core Equity Fund                                              $ 40,120
Large Cap Value Fund                                                    $ 18,976
Micro Cap Growth Fund                                                   $ 76,705
Mid Cap Growth Fund                                                     $256,564
Small Cap Growth Fund                                                   $116,095
--------------------------------------------------------------------------------

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds for the six months ended September 30, 2006:

    Growth Opportunities Fund                          $    7,447
    Large Cap Core Equity Fund                         $    2,671
    Large Cap Growth Fund                              $  112,020
    Large Cap Value Fund                               $   17,933
    Micro Cap Growth Fund                              $   25,268
    Mid Cap Growth Fund                                $   74,703
    Small Cap Growth Fund                              $    7,948

In addition, the Underwriter collected the following contingent deferred sales charges on the redemption of Class B and Class C shares of the following Funds during the six months ended September 30, 2006:

    Growth Opportunities Fund                          $    5,391
    Large Cap Core Equity Fund                         $    3,604
    Large Cap Growth Fund                              $   82,599
    Large Cap Value Fund                               $      426
    Micro Cap Growth Fund                              $    3,449
    Mid Cap Growth Fund                                $   97,429
    Small Cap Growth Fund                              $   12,930

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust for a fee, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

AFFILIATED TRANSACTIONS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, if any, for the six months ended September 30, 2006, is noted below:

                                                  SHARE ACTIVITY
                                  -------------------------------------------------------
                                    BALANCE                                      BALANCE                       VALUE
                                   03/31/06     PURCHASES        SALES          09/30/06     DIVIDENDS       09/30/06
------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE DIVERSIFIED SMALL
CAP GROWTH FUND
  Touchstone Institutional
  Money Market Fund                      --        351,744       (278,087)         73,657   $        453   $     73,657
------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE GROWTH
OPPORTUNITIES FUND
  Touchstone Institutional
  Money Market Fund                      --     38,209,743    (37,593,752)        615,991   $     14,591   $    615,991
------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE LARGE CAP
CORE EQUITY FUND
  Touchstone Institutional
  Money Market Fund                 751,420     10,516,457     (9,742,046)      1,525,831   $     40,668   $  1,525,831
------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE LARGE CAP
GROWTH FUND
  Touchstone Institutional
  Money Market Fund              34,295,318    394,596,288   (428,231,456)        660,150   $    539,125   $    660,150
------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE LARGE CAP
VALUE FUND
  Touchstone Institutional
  Money Market Fund               1,080,290      9,128,725     (9,233,384)        975,631   $     30,399   $    975,631
------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE MICRO CAP
GROWTH FUND
  Touchstone Institutional
  Money Market Fund               1,178,273     20,592,387    (21,298,901)        471,759   $     29,517   $    471,759
------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE MID CAP
GROWTH FUND
  Touchstone Institutional
  Money Market Fund              23,334,941    199,081,937   (187,167,714)     35,249,164   $    784,345   $ 35,249,164
------------------------------------------------------------------------------------------------------------------------
TOUCHSTONE SMALL CAP
GROWTH FUND
  Touchstone Institutional
  Money Market Fund              18,705,475    222,692,293   (240,562,167)        835,601   $    418,644   $    835,601
------------------------------------------------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                      DIVERSIFIED                 GROWTH
                                                       SMALL CAP              OPPORTUNITIES
                                                      GROWTH FUND                  FUND
----------------------------------------------------------------------------------------------------
                                                         PERIOD        SIX MONTHS
                                                         ENDED            ENDED             YEAR
                                                       SEPT. 30,         SEPT. 30,          ENDED
                                                        2006 (A)          2006            MARCH 31,
                                                      (UNAUDITED)      (UNAUDITED)          2006
----------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                             500,250           263,246          1,048,184
Shares redeemed                                              --        (2,472,332)        (1,042,828)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding           500,250        (2,209,086)             5,356
Shares outstanding, beginning of period                      --         4,543,382          4,538,026
----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       500,250         2,334,296          4,543,382
====================================================================================================

CLASS B
Shares sold                                                  --             4,287             11,088
Shares redeemed                                              --           (24,032)           (33,222)
----------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                           --           (19,745)           (22,134)
Shares outstanding, beginning of period                      --           158,405            180,539
----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                            --           138,660            158,405
====================================================================================================

CLASS C
Shares sold                                                  --            30,115             95,020
Shares redeemed                                              --          (233,980)          (280,735)
----------------------------------------------------------------------------------------------------
Net decrease in shares outstanding                           --          (203,865)          (185,715)
Shares outstanding, beginning of period                      --         1,088,135          1,273,850
----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                            --           884,270          1,088,135
====================================================================================================

CLASS I
Shares sold                                             500,250                --                 --
Shares redeemed                                              --                --                 --
----------------------------------------------------------------------------------------------------
Net increase in shares outstanding                      500,250                --                 --
Shares outstanding, beginning of period                      --                --                 --
----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       500,250                --                 --
====================================================================================================

(A) Represents the period from commencement of operations (September 6, 2006) through September 30, 2006.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                               LARGE CAP                            LARGE CAP
                                                              CORE EQUITY                             GROWTH
                                                                  FUND                                 FUND
------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                            SIX MONTHS
                                                        ENDED             YEAR                ENDED              YEAR
                                                      SEPT. 30,          ENDED              SEPT. 30,           ENDED
                                                        2006            MARCH 31,             2006             MARCH 31,
                                                     (UNAUDITED)          2006             (UNAUDITED)           2006
------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                             136,116          1,536,234         11,769,541         26,450,482
Shares reinvested                                        25,541              1,791                 --                 --
Shares issued in connection with acquisition          7,087,773                 --                 --                 --
Shares redeemed                                      (1,350,567)           (73,004)       (10,190,535)        (4,230,877)
------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                    5,898,863          1,465,021          1,579,006         22,219,605
Shares outstanding, beginning of period               2,449,226            984,205         36,036,098         13,816,493
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     8,348,089          2,449,226         37,615,104         36,036,098
========================================================================================================================

CLASS B
Shares sold                                              10,252             14,503            212,890            776,573
Shares reinvested                                           563                106                 --                 --
Shares redeemed                                        (176,272)           (25,936)          (123,250)           (99,555)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          (165,457)           (11,327)            89,640            677,018
Shares outstanding, beginning of period                 165,457            176,784          1,216,714            539,696
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                            --            165,457          1,306,354          1,216,714
========================================================================================================================

CLASS C
Shares sold                                              47,591             49,650          2,527,600          6,193,819
Shares reinvested                                           416                 70                 --                 --
Shares issued in connection with acquisition            167,611                 --                 --                 --
Shares redeemed                                         (27,007)           (92,093)          (958,420)          (410,287)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding           188,611            (42,373)         1,569,180          5,783,532
Shares outstanding, beginning of period                 134,623            176,996          8,252,209          2,468,677
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       323,234            134,623          9,821,389          8,252,209
========================================================================================================================

CLASS I
Shares sold                                                  --                 --          1,460,644          1,200,669
Shares redeemed                                              --                 --           (658,702)          (522,724)
------------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                           --                 --            801,942            677,945
Shares outstanding, beginning of period                      --                 --          2,856,916          2,178,971
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                            --                 --          3,658,858          2,856,916
========================================================================================================================

                                                           LARGE CAP VALUE                        MICRO CAP GROWTH
                                                                 FUND                                   FUND
-----------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                           SIX MONTHS
                                                        ENDED            PERIOD              ENDED              YEAR
                                                      SEPT. 30,          ENDED             SEPT. 30,            ENDED
                                                        2006            MARCH 31,            2006             MARCH 31,
                                                     (UNAUDITED)         2006(A)          (UNAUDITED)           2006
-----------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                             790,011          1,146,707           603,281          2,621,786
Shares redeemed                                         (53,074)                --          (839,818)          (962,416)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding           736,937          1,146,707          (236,537)         1,659,370
Shares outstanding, beginning of period               1,146,707                 --         4,585,506          2,926,136
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     1,883,644          1,146,707         4,348,969          4,585,506
=======================================================================================================================

CLASS C
Shares sold                                             584,847             55,071           373,117          1,263,948
Shares redeemed                                          (4,992)                --          (331,894)          (239,256)
-----------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                      579,855             55,071            41,223          1,024,692
Shares outstanding, beginning of period                  55,071                 --         2,498,343          1,473,651
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                       634,926             55,071         2,539,566          2,498,343
=======================================================================================================================

CLASS I
Shares sold                                                  --                 --            22,638             50,305
Shares redeemed                                              --                 --            (4,773)              (952)
-----------------------------------------------------------------------------------------------------------------------
Net increase in shares outstanding                           --                 --            17,865             49,353
Shares outstanding, beginning of period                      --                 --            49,363                 10
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                            --                 --            67,228             49,363
=======================================================================================================================

(A) Represents the period from commencement of operations (March 6, 2006) through March 31, 2006.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

                                                            MID CAP GROWTH                        SMALL CAP GROWTH
                                                                 FUND                                    FUND
------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                            SIX MONTHS
                                                        ENDED             YEAR                ENDED             YEAR
                                                      SEPT. 30,           ENDED             SEPT. 30,           ENDED
                                                         2006           MARCH 31,             2006            MARCH 31,
                                                     (UNAUDITED)           2006            (UNAUDITED)          2006
------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                           4,054,329          8,058,028            420,713          1,014,623
Shares reinvested                                            --          1,818,658                 --                 --
Shares redeemed                                      (3,926,442)       (10,087,013)          (683,080)          (833,383)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding           127,887           (210,327)          (262,367)           181,240
Shares outstanding, beginning of period              26,624,181         26,834,508          2,651,102          2,469,862
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                    26,752,068         26,624,181          2,388,735          2,651,102
========================================================================================================================

CLASS B
Shares sold                                             112,899            263,600              8,044             33,538
Shares reinvested                                            --            263,051                 --                 --
Shares redeemed                                        (373,478)          (512,011)           (94,601)           (79,806)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding          (260,579)            14,640            (86,557)           (46,268)
Shares outstanding, beginning of period               3,701,137          3,686,497            547,813            594,081
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                     3,440,558          3,701,137            461,256            547,813
========================================================================================================================

CLASS C
Shares sold                                           1,411,580          3,167,553             74,429            242,061
Shares reinvested                                            --            875,756                 --                 --
Shares redeemed                                      (1,468,353)        (3,407,041)          (349,201)          (329,173)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding           (56,773)           636,268           (274,772)           (87,112)
Shares outstanding, beginning of period              15,239,049         14,602,781          1,164,203          1,251,315
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                    15,182,276         15,239,049            889,431          1,164,203
========================================================================================================================

CLASS I
Shares sold                                                  --                 --          6,058,633         14,841,702
Shares redeemed                                              --                 --        (23,627,869)        (1,303,361)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding                --                 --        (17,569,236)        13,538,341
Shares outstanding, beginning of period                      --                 --         18,950,781          5,412,440
------------------------------------------------------------------------------------------------------------------------
Shares outstanding, end of period                            --                 --          1,381,545         18,950,781
========================================================================================================================

6. CUSTODY OFFSET ARRANGEMENT

For financial reporting purposes for the six months ended September 30, 2006, Custodian fees reduced by the Custodian were $24,672, $10,162 and $24,912 for the Large Cap Growth Fund, Micro Cap Growth Fund and the Small Cap Growth Fund, respectively. There was no effect on net investment income.

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. ACQUISITIONS

On August 7, 2006, a Special Meeting of Shareholders was held to approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of the assets and liabilities of the Value Plus Fund to the Large Cap Core Equity Fund in exchange for shares of the Large Cap Core Equity Fund and the subsequent liquidation of the Value Plus Fund. The Agreement and Plan of Reorganization was approved. In conjunction with this acquisition, Class B shares of the Touchstone Large Cap Core Equity Fund were exchanged for Class A shares of the Touchstone Large Cap Core Equity Fund.

The merger was approved as follows:

                                NUMBER OF VOTES
--------------------------------------------------------------------------------
                   FOR               AGAINST            ABSTAIN
                4,429,186             5,466              5,646

The following is a summary of shares outstanding, net assets, net asset value per share, unrealized appreciation (depreciation) and realized gain (loss) immediately before and after the reorganization:

                                                      BEFORE                     AFTER
                                                  REORGANIZATION             REORGANIZATION
-------------------------------------------------------------------------------------------
                                                              LARGE CAP         LARGE CAP
                                            VALUE PLUS       CORE EQUITY       CORE EQUITY
                                               FUND             FUND              FUND
-------------------------------------------------------------------------------------------
Shares:
    Class A                              $    5,011,592    $    2,476,201    $    8,346,327
    Class B                              $       72,300    $      162,531    $           --
    Class C                              $      155,427    $      126,416    $      294,026
Net Assets:
    Class A                              $   57,316,122    $   25,210,063    $   82,526,185
    Class B                              $      789,845    $    1,638,631    $           --
    Class C                              $    1,695,765    $    1,280,059    $    2,975,824
Net Asset Value:
    Class A                              $        11.44    $        10.18    $        10.18
    Class B                              $        10.92    $        10.08    $           --
    Class C                              $        10.91    $        10.13    $        10.13
Unrealized Appreciation (Depreciation)   $    2,542,809    $    3,630,641    $    6,173,450
Accumulated Net Realized Gain (Loss)     $   (1,247,261)   $   (1,806,407)   $   (3,053,668)

--------------------------------------------------------------------------------
Portfolio of Investments
Diversified Small Cap Growth Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 98.0%                                     SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 17.4%
BJ'S Restaurants, Inc.*                                     5,540   $    121,935
Bright Horizons Family Solutions, Inc.*                     2,740        114,340
Chipotle Mexican Grill, Inc.*                               2,205        109,522
Claire's Stores, Inc.                                       4,075        118,827
Coldwater Creek, Inc.*                                      4,420        127,119
DSW, Inc.*                                                  3,825        120,488
Guitar Center, Inc.*                                        2,410        107,679
LIFE TIME FITNESS, Inc.*                                    2,615        121,048
Morningstar, Inc.*                                          3,280        121,032
Penn National Gaming, Inc.*                                 3,210        117,229
PetMed Express, Inc.*                                       9,440         98,554
Phillips-Van Heusen Corp.                                   3,075        128,443
Quiksilver, Inc.*                                           9,460        114,939
Sonic Corp.*                                                5,410        122,320
Steiner Leisure Ltd.*                                       2,800        117,740
--------------------------------------------------------------------------------
                                                                       1,761,215
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.6%
Flower Foods, Inc.                                          2,060         55,373
The Andersons, Inc.                                         1,335         45,590
Wild Oats Market, Inc.*                                     3,470         56,110
--------------------------------------------------------------------------------
                                                                         157,073
--------------------------------------------------------------------------------

ENERGY -- 7.1%
Cabot Oil & Gas Corp.                                       1,645         78,845
Global Industries, Ltd.*                                    7,759        120,730
Helix Energy Solutions Group, Inc.*                         1,265         42,251
Helmerich & Payne, Inc.                                     4,350        100,181
SEACOR Holdings, Inc.*                                        405         33,413
Superior Energy Services, Inc.*                             1,320         34,663
Tessera Technologies, Inc.*                                 3,835        133,380
Trico Marine Services, Inc.*                                2,325         78,469
W-H Energy Services, Inc.*                                  2,260         93,722
--------------------------------------------------------------------------------
                                                                         715,654
--------------------------------------------------------------------------------

FINANCIAL -- 7.7%
Affiliated Managers Group, Inc.*                            1,190        119,131
Boston Private Financial Holdings, Inc.                     2,310         64,403
East West Bancorp, Inc.                                     3,860        152,894
Jefferies Group, Inc.                                       4,355        124,118
LaSalle Hotel Properties                                    3,390        146,923
Portfolio Recovery Associates, Inc.*                        3,815        167,363
--------------------------------------------------------------------------------
                                                                         774,832
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 98.0% (CONTINUED)                         SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 23.0%
Amylin Pharmaceuticals, Inc.*                               2,640   $    116,345
ArthroCare Corp.*                                           3,145        147,375
Community Health Services, Inc.*                              765         28,573
CV Therapeutics*                                            6,365         70,906
ev3, Inc.*                                                 10,720        182,347
Genomic Health, Inc.*                                      14,365        207,718
Gen-Probe, Inc.*                                            2,690        126,134
Hologic, Inc.*                                              4,790        208,461
Intuitive Surgical, Inc.*                                   1,390        146,576
Kyphon, Inc.*                                               5,010        187,474
LCA-Vision, Inc.                                            2,855        117,940
PerkinElmer, Inc.                                           5,390        102,033
Pharmion Corp.*                                             7,595        163,672
Progenics Pharmaceuticals, Inc.*                            5,155        120,936
Radiation Therapy Services, Inc.*                           5,845        170,849
Sierra Health Services, Inc.*                                 595         22,515
Ventana Medical Systems, Inc.*                              4,915        200,679
--------------------------------------------------------------------------------
                                                                       2,320,533
--------------------------------------------------------------------------------

INDUSTRIALS -- 15.1%
AAR CORP.*                                                  5,238        124,874
Astec Industries, Inc.*                                     3,045         76,886
Bucyrus International, Inc.                                 2,810        119,200
Crane Co.                                                   3,340        139,613
EnPro Industries, Inc.*                                     4,300        129,258
Forward Air Corp.                                           3,835        126,900
Graco, Inc.                                                 2,530         98,822
Hub Group, Inc.*                                            4,195         95,562
Labor Ready, Inc.*                                          4,615         73,517
NCI Building Systems, Inc.*                                 2,185        127,101
Wabtec Corp.                                                4,455        120,864
Watson Wyatt Worldwide, Inc.                                1,635         66,904
WESCO International, Inc.*                                  2,330        135,210
Woodward Governor Co.                                       2,735         91,732
--------------------------------------------------------------------------------
                                                                       1,526,443
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 24.9%
Alexion Pharmaceuticals, Inc.*                              4,080        138,638
Amphenol Corp.*                                             2,530        156,683
Arris Group, Inc.*                                         11,150        127,779
Avnet, Inc.*                                                6,145        120,565
Digital Insight Corp.*                                      3,570        104,672
Digital River, Inc.*                                        3,155        161,284

--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 98.0% (CONTINUED)                         SHARES        VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 24.9% (CONTINUED)
eCollege.com*                                               2,730   $     43,653
Emulex Corp.*                                               2,510         45,607
Euronet Worldwide, Inc.*                                    2,710         66,531
F5 Networks, Inc.*                                          1,510         81,117
Hyperion Solutions*                                         1,465         50,513
j2 Global Communications, Inc.*                             4,765        129,465
MEMC Electronic Materials, Inc.*                            3,585        131,319
Microsemi Corp.*                                            5,030         94,816
NETGEAR, Inc.*                                              3,995         82,257
Nuance Communications, Inc.*                                7,070         57,762
Parametric Technology Corp.*                                7,684        134,163
Secure Computing Corp.*                                    11,025         69,788
Sonic Solutions*                                            6,415         97,765
Transaction Systems Architects, Inc.*                       2,810         96,439
Ultra Clean Holdings, Inc.*                                12,435        132,806
ValueClick, Inc.*                                           8,950        165,932
WebEx Communications, Inc.*                                 4,235        165,250
Western Digital Corp.*                                      3,760         68,056
--------------------------------------------------------------------------------
                                                                       2,522,860
--------------------------------------------------------------------------------

MATERIALS -- 1.2%
Brush Engineered Materials, Inc.*                           2,975         73,988
Reliance Steel & Aluminum Co.                               1,320         42,425
--------------------------------------------------------------------------------
                                                                         116,413
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $  9,895,023
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 1.0%
iShares Russell 2000 Growth Index Fund                      1,395   $    100,900
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 0.7%
Touchstone Institutional Money Market Fund^                73,657   $     73,657
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.7%
(Cost $9,956,855)                                                   $ 10,069,580

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                             30,651
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $ 10,100,231
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Growth Opportunities Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 99.3%                                     SHARES        VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS -- 13.4%
Elan Corp. plc*                                           122,800   $  1,888,664
Genzyme Corp.*                                             19,600      1,322,412
Novartis AG                                                16,000        935,040
Santarus, Inc.*                                           100,000        742,000
Schering-Plough Corp.                                      46,300      1,022,767
Shire PLC - ADR                                            19,800        977,922
Wyeth                                                      32,100      1,631,964
--------------------------------------------------------------------------------
                                                                       8,520,769
--------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING -- 11.2%
Alliance Data Systems Corp.*                               16,200        894,078
Amdocs Ltd.*                                               25,200        997,920
Business Objects S.A. - ADR*                               37,700      1,285,193
CheckFree Corp.*                                           28,900      1,194,148
Cognos, Inc.*                                              42,000      1,533,000
Symantec Corp.*                                            57,000      1,212,960
--------------------------------------------------------------------------------
                                                                       7,117,299
--------------------------------------------------------------------------------

SEMICONDUCTORS -- 9.9%
Atmel Corp.*                                              167,200      1,009,888
Integrated Device Technology, Inc.*                        63,000      1,011,780
Maxim Integrated Products, Inc.                            30,600        858,942
Power Integrations, Inc.*                                  18,500        362,600
Qimonda AG - ADR*                                         127,600      2,169,200
Xilinx, Inc.                                               40,100        880,195
--------------------------------------------------------------------------------
                                                                       6,292,605
--------------------------------------------------------------------------------

OIL & GAS -- 9.7%
BJ Services Co.                                            26,700        804,471
ConocoPhillips                                             13,200        785,796
Hess Corp.                                                 13,000        538,460
Marathon Oil Corp.                                         10,000        769,000
National-Oilwell Varco, Inc.*                              14,700        860,685
Occidental Petroleum Corp.                                 17,200        827,492
Smith International, Inc.                                  20,400        791,520
Suncor Energy, Inc.                                        11,200        806,960
--------------------------------------------------------------------------------
                                                                       6,184,384
--------------------------------------------------------------------------------

INDUSTRIAL -- 8.5%
American Standard Companies, Inc.                          21,800        914,946
General Electric Co.                                       26,600        938,980
Hexcel Corp.*                                              58,600        829,190
IDEX Corp.                                                 20,200        869,610

--------------------------------------------------------------------------------
Growth Opportunities Fund (Continued)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 99.3% (CONTINUED)                         SHARES        VALUE
--------------------------------------------------------------------------------
INDUSTRIAL -- 8.5% (CONTINUED)
ITT Corp.                                                  18,100   $    927,987
Phelps Dodge Corp.                                         11,200        948,640
--------------------------------------------------------------------------------
                                                                       5,429,353
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 6.1%
Allstate Corp.                                             10,400        652,392
American Express Co.                                       17,000        953,360
T. Rowe Price Group, Inc.                                  24,500      1,172,325
The Charles Schwab Corp.                                   60,200      1,077,580
--------------------------------------------------------------------------------
                                                                       3,855,657
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 4.8%
Celgene Corp.*                                             70,200      3,039,660
--------------------------------------------------------------------------------

RETAIL -- 4.3%
O'Reilly Automotive, Inc.*                                 30,200      1,002,942
Tiffany & Co.                                              28,000        929,600
Walgreen Co.                                               18,500        821,215
--------------------------------------------------------------------------------
                                                                       2,753,757
--------------------------------------------------------------------------------

HEALTH CARE -- 2.8%
Biogen Idec, Inc.*                                         39,400      1,760,392
--------------------------------------------------------------------------------

TRANSPORTATION -- 2.6%
Canadian Pacific Railway Ltd.                              18,500        920,190
Norfolk Southern Corp.                                     17,100        753,255
--------------------------------------------------------------------------------
                                                                       1,673,445
--------------------------------------------------------------------------------

COAL -- 2.0%
Arch Coal, Inc.                                            24,400        705,404
Massey Energy Co.                                          26,200        548,628
--------------------------------------------------------------------------------
                                                                       1,254,032
--------------------------------------------------------------------------------

IT CONSULTING -- 1.7%
Satyam Computer Services Ltd. - ADR                        27,500      1,063,975
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 1.6%
Polycom, Inc.*                                             41,800      1,025,354
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.6%
Newell Rubbermaid, Inc.                                    35,600      1,008,192
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 99.3% (CONTINUED)                         SHARES        VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.6%
Comcast Corp.*                                             27,000   $    994,950
--------------------------------------------------------------------------------

HEALTH TECHNOLOGY -- 1.5%
Gilead Sciences, Inc.*                                     14,300        982,410
--------------------------------------------------------------------------------

CHEMICALS -- 1.5%
Praxair, Inc.                                              16,400        970,224
--------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 1.5%
Corning, Inc.*                                             39,400        961,754
--------------------------------------------------------------------------------

MATERIALS - AGRICULTURAL/CHEMICALS -- 1.5%
Monsanto Co.                                               20,400        959,004
--------------------------------------------------------------------------------

HOTELS & MOTELS -- 1.5%
Hilton Hotels Corp.                                        33,900        944,115
--------------------------------------------------------------------------------

MEDIA/ENTERTAINMENT -- 1.4%
The Walt Disney Co.                                        29,700        918,027
--------------------------------------------------------------------------------

ELECTRONICS -- 1.4%
AMETEK, Inc.                                               20,600        897,130
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS -- 1.4%
Community Health Systems, Inc.*                            23,900        892,665
--------------------------------------------------------------------------------

DISTRIBUTION -- 1.3%
MSC Industrial Direct Co., Inc.                            20,900        851,466
--------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS -- 1.3%
Omnicare, Inc.                                             18,600        801,474
--------------------------------------------------------------------------------

COURIER SERVICES -- 1.2%
United Parcel Service, Inc. - Class B                      10,900        784,146
--------------------------------------------------------------------------------

BUSINESS SERVICES -- 1.1%
Yahoo!, Inc.*                                              26,800        677,504
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 0.9%
DRS Technologies, Inc.                                     12,600        550,242
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $ 63,163,985
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Growth Opportunities Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
                                                         SHARES         VALUE
-------------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.0%
Touchstone Institutional Money Market Fund^             615,991    $    615,991
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.3%
(Cost $61,022,727)                                                 $ 63,779,976

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)                        (207,186)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 63,572,790
===============================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR - American Depository Receipt

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Core Equity Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 98.0%                                     SHARES        VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 20.4%
Cisco Systems, Inc.*                                      165,080   $  3,796,839
Computer Sciences Corp.*                                   57,014      2,800,528
Hewlett-Packard Co.                                        91,249      3,347,926
Intel Corp.                                               149,344      3,072,006
International Business Machines Corp. (IBM)                37,170      3,045,710
Microsoft Corp.                                           116,715      3,189,821
--------------------------------------------------------------------------------
                                                                      19,252,830
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 16.4%
Allstate Corp.                                             51,403      3,224,509
American Express Co.                                       55,245      3,098,140
Bank of America Corp.                                      58,491      3,133,363
Citigroup, Inc.                                            59,839      2,972,203
Wells Fargo                                                82,548      2,986,587
--------------------------------------------------------------------------------
                                                                      15,414,802
--------------------------------------------------------------------------------

INDUSTRIAL -- 15.9%
3M Co.                                                     40,583      3,020,187
Caterpillar, Inc.                                          41,680      2,742,544
General Electric Co.                                       87,197      3,078,054
Honeywell International, Inc.                              74,789      3,058,870
United Technologies Corp.                                  48,727      3,086,856
--------------------------------------------------------------------------------
                                                                      14,986,511
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 12.8%
Altria Group, Inc.                                         36,720      2,810,916
Kimberly-Clark Corp.                                       47,371      3,096,169
Procter & Gamble Co.                                       48,795      3,024,314
Wal-Mart Stores, Inc.                                      63,802      3,146,714
--------------------------------------------------------------------------------
                                                                      12,078,113
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 9.9%
Best Buy Co., Inc.                                         61,671      3,303,099
Home Depot, Inc.                                           79,557      2,885,532
The Walt Disney Co.                                       101,698      3,143,485
--------------------------------------------------------------------------------
                                                                       9,332,116
--------------------------------------------------------------------------------

HEALTH CARE -- 9.3%
Cardinal Health, Inc.                                      43,254      2,843,518
Johnson & Johnson                                          45,329      2,943,665
WellPoint, Inc.*                                           38,157      2,939,997
--------------------------------------------------------------------------------
                                                                       8,727,180
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Large Cap Core Equity Fund (Continued)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 98.0% (CONTINUED)                         SHARES        VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICE -- 3.5%
AT&T, Inc.                                                100,584   $  3,275,015
--------------------------------------------------------------------------------

FINANCIAL -- 3.4%
JP Morgan Chase & Co.                                      68,927      3,236,812
--------------------------------------------------------------------------------

MATERIALS -- 3.3%
Du Pont (E.I.) DE Nemours                                  72,001      3,084,523
--------------------------------------------------------------------------------

ENERGY -- 3.1%
Exxon Mobil Corp.                                          43,677      2,930,727
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $ 92,318,629
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 1.6%
Touchstone Institutional Money Market Fund^             1,525,831   $  1,525,831
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $83,412,663)                                                  $ 93,844,460

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                            411,042
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                $ 94,255,502
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Growth Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 100.2%                                   SHARES        VALUE
--------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY -- 26.9%
Apple Computer, Inc.*                                    356,590    $ 27,468,128
Cognizant Technology Solutions Corp.*                    280,365      20,763,832
Garmin Ltd.                                              497,300      24,258,294
International Game Technology                            510,070      21,167,905
Intuit, Inc.*                                            894,095      28,691,509
Lockheed Martin Corp.                                    450,920      38,806,176
NVIDIA Corp.*                                          1,093,280      32,350,155
Qwest Communications International, Inc.*              2,485,810      21,676,263
Raytheon Co.                                             430,405      20,663,744
SanDisk Corp.*                                           392,034      20,989,500
The Boeing Co.                                           452,465      35,676,865
--------------------------------------------------------------------------------
                                                                     292,512,371
--------------------------------------------------------------------------------

FINANCE/INSURANCE -- 15.1%
Chicago Mercantile Exchange Holdings, Inc.                79,715      38,123,699
E*TRADE Financial Corp.*                               1,534,875      36,714,210
Lehman Brothers Holdings                                 471,200      34,802,832
Principal Financial Group, Inc.                          540,975      29,364,123
State Street Corp.                                       404,755      25,256,712
--------------------------------------------------------------------------------
                                                                     164,261,576
--------------------------------------------------------------------------------

HEALTH TECHNOLOGY -- 9.8%
AstraZeneca PLC ADR                                      392,620      24,538,750
Celgene Corp.*                                           623,000      26,975,900
Gilead Sciences, Inc.*                                   480,915      33,038,860
Glaxosmithkline PLC - ADR                                399,665      21,274,168
--------------------------------------------------------------------------------
                                                                     105,827,678
--------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 9.5%
Archer-Daniels-Midland Co.                               683,875      25,905,185
Colgate-Palmolive Co.                                    384,450      23,874,345
Ecolab, Inc.                                             693,290      29,686,677
Reynolds American, Inc.                                  378,380      23,448,209
--------------------------------------------------------------------------------
                                                                     102,914,416
--------------------------------------------------------------------------------

HEALTH SERVICES -- 6.1%
Caremark Rx, Inc.                                        575,605      32,619,535
Express Scripts, Inc.*                                   150,960      11,395,970
Quest Diagnostics, Inc.                                  354,310      21,669,600
--------------------------------------------------------------------------------
                                                                      65,685,105
--------------------------------------------------------------------------------

RETAIL TRADE -- 5.5%
Office Depot, Inc.*                                      734,165      29,146,351
Starbucks Corp.*                                         879,900      29,960,595
--------------------------------------------------------------------------------
                                                                      59,106,946
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Large Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                          MARKET
COMMON STOCKS -- 100.2% (CONTINUED)                      SHARES            VALUE
------------------------------------------------------------------------------------
ENERGY MINERALS -- 5.1%
Anglo American PLC ADR                                  1,237,490    $    26,111,039
Schlumberger Ltd.                                         476,375         29,549,541
------------------------------------------------------------------------------------
                                                                          55,660,580
------------------------------------------------------------------------------------

NON-ENERGY MINERALS -- 4.7%
Cameco Corp.                                              721,100         26,370,627
Cemex S.A. - ADR*                                         830,414         24,978,853
------------------------------------------------------------------------------------
                                                                          51,349,480
------------------------------------------------------------------------------------

COMMUNICATION -- 4.3%
America Movil S.A. - ADR                                1,178,180         46,384,947
------------------------------------------------------------------------------------

TRANSPORTATION -- 4.2%
CSX Corp.                                                 803,310         26,372,667
Expeditors International of Washington, Inc.              428,055         19,082,692
------------------------------------------------------------------------------------
                                                                          45,455,359
------------------------------------------------------------------------------------

PROCESS INDUSTRIES -- 3.8%
Nucor Corporation                                         325,425         16,105,283
Praxair, Inc.                                             425,030         25,144,775
------------------------------------------------------------------------------------
                                                                          41,250,058
------------------------------------------------------------------------------------

CONSUMER, NON-CYCLICAL -- 2.8%
PepsiCo, Inc.                                             459,135         29,963,150
------------------------------------------------------------------------------------

TECHNOLOGY SERVICES -- 2.4%
Google, Inc.*                                              64,880         26,075,272
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                  $ 1,086,446,938
------------------------------------------------------------------------------------

INVESTMENT FUNDS -- 0.1%
Touchstone Institutional Money Market Fund^               660,150    $       660,150
------------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.3%
(Cost $1,018,635,454)                                                $ 1,087,107,088

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)                           (3,526,586)
------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                 $ 1,083,580,502
====================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Large Cap Value Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 90.0%                                     SHARES        VALUE
--------------------------------------------------------------------------------
FINANCIALS & INSURERS -- 17.7%

Countrywide Financial Corp.                                36,400   $  1,275,456
Fannie Mae                                                 26,400      1,476,024
Freddie Mac                                                22,500      1,492,425
MGIC Investment Corp.                                       6,100        365,817
--------------------------------------------------------------------------------
                                                                       4,609,722
--------------------------------------------------------------------------------

BANKS -- 14.5%

Citigroup, Inc.                                            24,700      1,226,849
JP Morgan Chase & Co.                                      25,600      1,202,176
Washington Mutual, Inc.                                    31,600      1,373,652
--------------------------------------------------------------------------------
                                                                       3,802,677
--------------------------------------------------------------------------------

TECHNOLOGY -- 8.3%
AU Optronics Corp. - ADR                                   43,672        622,326
Avnet, Inc.*                                               34,400        674,928
BearingPoint, Inc.*                                         2,500         19,650
Dell, Inc.*                                                20,200        461,368
Sanmina-SCI Corp.*                                        108,200        404,668
--------------------------------------------------------------------------------
                                                                       2,182,940
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 8.2%
Alcatel - ADR* +                                          100,400      1,222,872
Nortel Networks Corp.*                                    407,100        936,330
--------------------------------------------------------------------------------
                                                                       2,159,202
--------------------------------------------------------------------------------

HEALTH CARE -- 7.0%
Sanofi-Aventis - ADR                                       22,800      1,013,916
Tenet Healthcare Corp.*                                   102,100        831,094
--------------------------------------------------------------------------------
                                                                       1,845,010
--------------------------------------------------------------------------------

INDUSTRIALS -- 6.6%
General Electric Co.                                        9,100        321,230
Honeywell International, Inc.                               4,400        179,960
Tyco International Ltd.                                    43,400      1,214,766
--------------------------------------------------------------------------------
                                                                       1,715,956
--------------------------------------------------------------------------------

OTHER ENERGY -- 5.5%
Mirant Corp.*                                              29,400        802,914
Reliant Energy, Inc.*                                      52,700        648,737
--------------------------------------------------------------------------------
                                                                       1,451,651
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Large Cap Value Fund (Continued)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 90.0% (CONTINUED)                         SHARES        VALUE
--------------------------------------------------------------------------------
AUTOS & TRANSPORTATION -- 5.4%
AMR Corp.*                                                 15,700   $    363,298
Lear Corp.*                                                31,000        641,700
UAL Corp.*                                                 15,000        398,550
--------------------------------------------------------------------------------
                                                                       1,403,548
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 5.0%
Altria Group, Inc.                                          2,700        206,685
Safeway, Inc.                                               9,500        288,325
Tyson Foods, Inc.                                          51,400        816,232
--------------------------------------------------------------------------------
                                                                       1,311,242
--------------------------------------------------------------------------------

TELECOMMUNICATIONS -- 4.3%
Embarq Corp.                                                8,300        401,471
Sprint Nextel Corp.                                        41,700        715,155
--------------------------------------------------------------------------------
                                                                       1,116,626
--------------------------------------------------------------------------------

MATERIALS & PROCESSING -- 2.9%
Abitibi-Consolidated, Inc. - ADR* +                       306,800        757,796
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 2.3%
Federated Department Stores, Inc.                          11,600        501,236
Gannett Co., Inc.                                           1,900        107,977
--------------------------------------------------------------------------------
                                                                         609,213
--------------------------------------------------------------------------------

PRODUCER DURABLES -- 2.3%
D.R. Horton, Inc.                                          25,100        601,145
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                 $ 23,566,728
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 4.1%
iShares Russell 1000 Value Index Fund                      14,100   $  1,086,828
--------------------------------------------------------------------------------

DEPOSITORY RECEIPT -- 1.2%
SPDR Trust Series 1                                         2,300   $    307,119
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 10.0%
Touchstone Institutional Money Market Fund^**           2,631,246   $  2,631,246
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 105.3%
(Cost $27,173,610)                                                 $ 27,591,921

LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.3%)                      (1,396,602)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 26,195,319
===============================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $1,570,948.

** As of September 30, 2006, $1,655,615 represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Micro Cap Growth Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 99.7%                                     SHARES        VALUE
--------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY -- 29.6%
Actuate Corp.*                                            159,600   $    705,432
Aehr Test Systems*                                         25,700        190,180
Anaren, Inc.*                                              43,800        922,866
Art Technology Group, Inc.*                               385,100        985,856
Bitstream, Inc.*                                           69,300        646,569
BTU International, Inc.* +                                 20,400        245,412
Captaris, Inc.*                                            28,100        164,666
Comtech Group, Inc.* +                                     76,700      1,148,199
CyberSource Corp.*                                         95,000      1,123,850
Datalink Corp.*                                           122,100      1,129,425
Frequency Electronics, Inc.*                               55,200        715,944
Gilat Satellite Networks Ltd.*                             44,800        407,680
Hauppauge Digital, Inc.*                                   35,200        189,728
Hi-Shear Technology Corp.                                  48,400        389,620
Internet Commerce Corp.* +                                133,000        521,360
KVH Industries, Inc.*                                      69,500        886,125
LMI Aerospace, Inc.*                                       40,300        745,550
Micronetics, Inc.* +                                       11,800         91,922
Mikron Infrared, Inc.*                                     71,900        872,866
Netopia, Inc.*                                             72,000        403,920
PC-Tel, Inc.*                                              74,200        779,100
Pemstar, Inc.* +                                          172,600        629,990
Pericom Semiconductor Corp.*                               57,300        558,675
Radyne Corp.*                                               8,700        106,488
Rainmaker Systems, Inc.*                                   57,800        330,616
Silicom Ltd.*                                              78,800        539,780
SimpleTech, Inc.*                                         105,100        957,461
Sirenza Microdevices, Inc.* +                              59,000        466,100
Smith Micro Software, Inc.* +                             155,300      2,233,213
Stellent, Inc.                                             64,800        702,432
Stratex Networks, Inc.*                                   274,200      1,217,448
TeleCommunication Systems, Inc.* +                         32,000         86,080
TESSCO Technologies, Inc.*                                 32,902        969,293
TTI Team Telecom International Ltd.* +                     32,900        116,137
Ultra Clean Holdings, Inc.*                                73,800        788,184
Video Display Corp.* +                                     51,450        385,361
VSE Corp.                                                  21,700        653,170
--------------------------------------------------------------------------------
                                                                      24,006,698
--------------------------------------------------------------------------------

PRODUCER MANUFACTURING -- 15.0%
AAON, Inc.                                                  5,600        127,736
Amerigon, Inc.*                                           171,500      1,474,900
Ampco-Pittsburgh Corp.                                     12,600        389,718
AZZ, Inc.*                                                  6,000        219,000

                                                                        MARKET
COMMON STOCKS -- 99.7% (CONTINUED)                         SHARES        VALUE
--------------------------------------------------------------------------------
PRODUCER MANUFACTURING -- 15.0% (CONTINUED)
Dynamic Materials Corp. +                                  40,000   $  1,296,800
Fuel-Tech N.V.*                                            82,850      1,233,637
Insteel Industries, Inc.                                   49,000        973,630
Kadant, Inc.*                                              30,400        746,624
K-Tron International, Inc.*                                19,800      1,251,756
Smith & Wesson Holding Corp.* +                           160,450      2,227,046
Spartan Motors, Inc.                                       66,900      1,259,727
Tat Technologies, Ltd.                                     68,000        941,120
--------------------------------------------------------------------------------
                                                                      12,141,694
--------------------------------------------------------------------------------

HEALTH CARE -- 12.2%
Air Methods Corp.*                                         37,700        889,720
Avigen, Inc.*                                              86,100        445,137
Bovie Medical Corp.* +                                    111,900        787,776
Continucare Corp.* +                                       49,000        122,500
Encore Medical Corp.*                                      70,800        446,040
First Consulting Group, Inc.*                              89,000        867,750
HealthStream, Inc.*                                       128,100        444,507
HMS Holdings Corp.*                                       108,700      1,371,794
IntegraMed America, Inc.*                                  59,625        565,841
Medical Action Industires, Inc.*                           32,900        884,681
Mesa Laboratories, Inc.                                    24,900        427,035
New Brunswick Scientific Co., Inc.*                        54,700        428,301
Sun Healthcare Group, Inc.*                                70,600        758,244
ZEVEX International, Inc.*                                 65,500        588,845
Zoll Medical Corp.*                                        25,700        922,373
--------------------------------------------------------------------------------
                                                                       9,950,544
--------------------------------------------------------------------------------

COMMERCIAL/INDUSTRIAL SERVICES -- 12.0%
ADDvantage Technologies Group, Inc.*                       24,200        101,640
Allis-Chambers Energy, Inc.*                                9,400        137,616
American Ecology Corp.                                      7,800        153,972
Concur Technologies, Inc.* +                               54,900        798,795
Electronic Clearing House, Inc.*                           14,200        255,600
Home Solutions of America, Inc.* +                        134,600        737,608
Matrix Service Co.* +                                      64,500        844,305
Medical Staffing Network Holdings, Inc.*                   23,600        146,792
Perficient, Inc.*                                         129,800      2,035,264
Standard Parking Corp.*                                    11,400        357,732
SumTotal Systems, Inc.*                                   145,400      1,083,230
The Goldfield Corp.* +                                    258,900        277,023
TheStreet.com, Inc.                                       201,500      2,143,960
Thomas Group, Inc.                                         70,300        721,981
--------------------------------------------------------------------------------
                                                                       9,795,518
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Micro Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 99.7% (CONTINUED)                         SHARES        VALUE
--------------------------------------------------------------------------------
FINANCE -- 6.6%
Affirmative Insurance Holdings, Inc.                       25,500   $    373,575
American Physicians Capital, Inc.*                         25,000      1,209,500
EMC Insurance Group, Inc. +                                14,000        403,760
International Assets Holding Corp.* +                      28,700        670,145
James River Group, Inc.*                                   12,100        355,135
Marlin Business Services, Inc.*                            28,100        587,290
Mercer Insurance Group, Inc.                               28,700        741,608
Preferred Bank                                              8,700        521,739
U.S. Global Investors, Inc.* +                             21,200        520,884
--------------------------------------------------------------------------------
                                                                       5,383,636
--------------------------------------------------------------------------------

RETAIL TRADE -- 5.6%
Books-A-Million, Inc. +                                    14,000        249,900
Casual Male Retail Group, Inc.* +                          85,200      1,169,796
Medifast, Inc.*                                             8,350         72,478
Mothers Work, Inc.* +                                      16,500        793,980
PC Connection, Inc.*                                       69,700        805,035
United Retail Group, Inc.*                                 50,100        915,828
Zones, Inc.*                                               54,200        559,344
--------------------------------------------------------------------------------
                                                                       4,566,361
--------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 5.4%
Jones Soda Co.* +                                          91,400        818,030
National Beverage Corp. +                                  64,400        767,004
Steven Madden Ltd.                                         46,950      1,842,318
True Religion Apparel, Inc.* +                             44,800        945,728
--------------------------------------------------------------------------------
                                                                       4,373,080
--------------------------------------------------------------------------------

BASIC MATERIALS -- 5.2%
Cuisine Solutions, Inc.*                                    5,400         30,996
Culp, Inc.*                                                11,700         64,935
MGP Ingredients, Inc. +                                    80,500      1,712,235
Multi-Color Corp.                                          28,100        807,875
PW Eagle, Inc. +                                           28,300        849,283
Wheeling-Pittsburgh Corp.* +                               43,800        749,418
--------------------------------------------------------------------------------
                                                                       4,214,742
--------------------------------------------------------------------------------

CONSUMER SERVICES -- 4.2%
American Medical Alert Corp.*                              80,100        442,953
Interstate Hotels & Resorts, Inc.*                        140,000      1,509,200
McCormick & Schmick's Seafood Restaurants, Inc.*           54,600      1,227,954
New Frontier Media, Inc.*                                  30,800        254,100
--------------------------------------------------------------------------------
                                                                       3,434,207
--------------------------------------------------------------------------------

                                                                      MARKET
COMMON STOCKS -- 99.7% (CONTINUED)                     SHARES          VALUE
-------------------------------------------------------------------------------
ENERGY -- 2.5%
American Oil & Gas, Inc.* +                             95,400    $     488,448
Dawson Geophysical Co.* +                               20,900          620,730
ICO, Inc.*                                             107,600          712,312
TGC Industries, Inc.*                                   16,400          134,480
Xanser Corp.*                                           16,300           95,355
-------------------------------------------------------------------------------
                                                                      2,051,325
-------------------------------------------------------------------------------

UTILITIES -- 0.6%
Eschelon Telecom, Inc.*                                 29,600          502,904
-------------------------------------------------------------------------------

CONSUMER DURABLES -- 0.4%
U.S. Home Systems, Inc.* +                              34,000          321,640
-------------------------------------------------------------------------------

TRANSPORTATION -- 0.4%
P.A.M. Transportation Services, Inc.*                   11,600          290,696
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  81,033,045
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 28.6%
Touchstone Institutional Money Market Fund^**       23,273,548    $  23,273,548
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 128.3%
(Cost $90,472,924)                                                $ 104,306,593

LIABILITIES IN EXCESS OF OTHER ASSETS -- (28.3%)                    (22,983,418)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  81,323,175
===============================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $21,729,587.

** As of September 30, 2006, $22,801,789 represents collateral for securities loaned.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Mid Cap Growth Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 97.4%                                     SHARES        VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS -- 12.8%
Analog Devices, Inc.                                    441,300     $ 12,969,807
Atmel Corp.*                                          2,029,300       12,256,972
Cypress Semiconductor Corp.* +                          363,000        6,450,510
Integrated Device Technology, Inc.*                     321,300        5,160,078
International Rectifier Corp.*                          209,800        7,309,432
LSI Logic Corp.* +                                      983,600        8,085,192
Micron Technology, Inc.*                              1,078,700       18,769,379
National Semiconductor Corp.                            319,935        7,528,071
Novellus Systems, Inc.*                                 430,600       11,910,396
NVIDIA Corp.*                                           439,200       12,995,928
Qimonda AG - ADR*                                     1,010,900       17,185,300
Teradyne, Inc.*                                         879,250       11,570,930
--------------------------------------------------------------------------------
                                                                     132,191,995
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 5.0%
Elan Corp. PLC - ADR* +                               1,111,800       17,099,483
Hospira, Inc.*                                          262,940       10,062,714
Shire Pharmaceuticals Group PLC - ADR                   328,700       16,234,493
Valeant Pharmaceuticals International                   402,200        7,955,516
--------------------------------------------------------------------------------
                                                                      51,352,206
--------------------------------------------------------------------------------

OIL & GAS -- 4.9%
BJ Services Co.                                         297,700        8,969,701
Cameron International Corp.*                             94,700        4,574,957
Chesapeake Energy Corp. +                               292,300        8,470,854
Hess Corp. +                                            204,100        8,453,822
Murphy Oil Corp.                                        100,620        4,784,481
Smith International, Inc.                               286,800       11,127,839
Weatherford International Ltd.*                          96,800        4,038,496
--------------------------------------------------------------------------------
                                                                      50,420,150
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 4.7%
E*TRADE Financial Corp.*                                341,800        8,175,856
Federated Investors, Inc. - Class B                     315,800       10,677,198
Investors Financial Services Corp. +                    185,800        8,004,264
Marshall & Llsley Corp. +                               209,600       10,098,528
T. Rowe Price Group, Inc.                               241,800       11,570,130
--------------------------------------------------------------------------------
                                                                      48,525,976
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT -- 4.6%
Cytyc Corp.*                                            337,100        8,252,208
Fisher Scientific International, Inc.*                  207,600       16,242,624
Thermo Electron Corp.* +                                592,250       23,293,193
--------------------------------------------------------------------------------
                                                                      47,788,025
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 97.4% (CONTINUED)                       SHARES          VALUE
--------------------------------------------------------------------------------
BANKING -- 4.5%
Commerce Bancorp, Inc. +                                 456,730    $ 16,766,557
New York Community Bancorp, Inc. +                       110,007       1,801,915
People's Bank                                            249,150       9,868,832
SVB Financial Group*                                     175,767       7,846,239
Zions Bancorporation                                     128,400      10,247,604
--------------------------------------------------------------------------------
                                                                      46,531,147
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS -- 4.4%
Community Health Systems, Inc.*                          240,400       8,978,940
Coventry Health Care, Inc.*                              195,150      10,054,128
HEALTHSOUTH Corp.* +                                   1,584,300       7,842,285
Manor Care, Inc.                                         201,800      10,550,104
Triad Hospitals, Inc.*                                   175,700       7,736,071
--------------------------------------------------------------------------------
                                                                      45,161,528
--------------------------------------------------------------------------------

INSURANCE -- 3.6%
Arthur J. Gallagher & Co. +                              342,400       9,131,808
Assurant, Inc.                                           182,580       9,751,598
Old Republic International Corp.                         338,750       7,503,313
Willis Group Holdings Ltd.                               266,830      10,139,539
--------------------------------------------------------------------------------
                                                                      36,526,258
--------------------------------------------------------------------------------

APPAREL RETAILERS -- 3.4%
Federated Department Stores, Inc.                        300,474      12,983,482
Gap, Inc.                                                612,500      11,606,875
Jones Apparel Group, Inc.                                333,280      10,811,603
--------------------------------------------------------------------------------
                                                                      35,401,960
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 3.4%
Celgene Corp.*                                           556,700      24,105,110
Invitrogen Corp.*                                        169,500      10,747,995
--------------------------------------------------------------------------------
                                                                      34,853,105
--------------------------------------------------------------------------------

COMPUTERS & INFORMATION -- 3.3%
Business Objects S.A. - ADR* +                           392,000      13,363,280
Diebold, Inc. +                                          215,110       9,363,738
McAfee, Inc.*                                            441,700      10,803,982
--------------------------------------------------------------------------------
                                                                      33,531,000
--------------------------------------------------------------------------------

ELECTRONICS -- 3.1%
AMETEK, Inc.                                             325,100      14,158,105
Tektronix, Inc.                                          198,270       5,735,951
Vishay Intertechnology, Inc.* +                          833,370      11,700,515
--------------------------------------------------------------------------------
                                                                      31,594,571
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mid Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                               MARKET
COMMON STOCKS -- 97.4% (CONTINUED)                              SHARES          VALUE
---------------------------------------------------------------------------------------
MEDICAL SUPPLIES -- 3.1%
Bausch & Lomb, Inc. +                                            211,800   $ 10,617,534
Beckman Coulter, Inc.                                            109,100      6,279,796
Edwards Lifesciences Corp.*                                      133,650      6,226,754
Hillenbrand Industries, Inc.                                     148,200      8,444,436
---------------------------------------------------------------------------------------
                                                                             31,568,520
---------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - DATA PROCESSING SERVICES -- 2.8%
Alliance Data Systems Corp.*                                     204,900     11,308,431
Alliant Techsystems, Inc.* +                                     103,850      8,418,081
CheckFree Corp.*                                                 220,500      9,111,060
---------------------------------------------------------------------------------------
                                                                             28,837,572
---------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 2.7%
ADC Telecommunications, Inc.*                                    647,200      9,708,000
Comverse Technology, Inc.*                                       273,400      5,861,696
Polycom, Inc.*                                                   505,400     12,397,462
---------------------------------------------------------------------------------------
                                                                             27,967,158
---------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - APPLICATION SOFTWARE -- 2.4%
Amdocs Ltd.*                                                     254,000     10,058,400
Cognos, Inc.*                                                    391,400     14,286,100
---------------------------------------------------------------------------------------
                                                                             24,344,500
---------------------------------------------------------------------------------------

RESTAURANTS -- 1.8%
Panera Bread Co.* +                                              137,400      8,003,550
The Cheesecake Factory, Inc.*                                    402,100     10,933,099
---------------------------------------------------------------------------------------
                                                                             18,936,649
---------------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS -- 1.8%
Omnicare, Inc. +                                                 423,400     18,244,306
---------------------------------------------------------------------------------------

CHEMICALS -- 1.7%
Cytec Industries, Inc.                                           132,310      7,355,113
International Flavors & Fragrances, Inc.                         253,000     10,003,620
---------------------------------------------------------------------------------------
                                                                             17,358,733
---------------------------------------------------------------------------------------

HEAVY MACHINERY -- 1.7%
Dover Corp.                                                      178,090      8,448,590
Pentair, Inc.                                                    333,600      8,736,984
---------------------------------------------------------------------------------------
                                                                             17,185,574
---------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - SPECIALTY STORES -- 1.6%
Dick's Sporting Goods, Inc.* +                                   266,800     12,144,736
Tiffany & Co. +                                                  142,000      4,714,400
---------------------------------------------------------------------------------------
                                                                             16,859,136
---------------------------------------------------------------------------------------

                                                                            MARKET
COMMON STOCKS -- 97.4% (CONTINUED)                             SHARES         VALUE
-------------------------------------------------------------------------------------
INDUSTRIALS - INDUSTRIAL MACHINERY -- 1.6%
IDEX Corp.                                                     207,600   $  8,937,180
ITT Industries, Inc.                                           147,500      7,562,325
-------------------------------------------------------------------------------------
                                                                           16,499,505
-------------------------------------------------------------------------------------

TRANSPORTATION -- 1.5%
Canadian Pacific Railway Ltd. +                                192,000      9,550,080
Kirby Corp.*                                                   174,800      5,476,484
-------------------------------------------------------------------------------------
                                                                           15,026,564
-------------------------------------------------------------------------------------

INDUSTRIAL -- 1.4%
SPX Corp.                                                      156,740      8,376,186
Teleflex, Inc.                                                 110,797      6,164,745
-------------------------------------------------------------------------------------
                                                                           14,540,931
-------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - ELECTRONICS RETAIL -- 1.4%
GameStop Corp.* +                                              303,200     14,032,096
-------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - HOME FURNISHING RETAIL -- 1.3%
Leggett & Platt, Inc.                                          230,900      5,779,427
Williams-Sonoma, Inc.                                          248,300      8,042,437
-------------------------------------------------------------------------------------
                                                                           13,821,864
-------------------------------------------------------------------------------------

RETAILERS -- 1.0%
Regis Corp.                                                    288,600     10,346,310
-------------------------------------------------------------------------------------

MATERIALS - AGRICULTURAL/CHEMICALS -- 1.0%
Monsanto Co.                                                   213,000     10,013,130
-------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - AUTOMOTIVE RETAIL -- 0.9%
O'Reilly Automotive, Inc.*                                     289,600      9,617,616
-------------------------------------------------------------------------------------

DISTRIBUTION -- 0.9%
MSC Industrial Direct Co., Inc.                                235,200      9,582,048
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.9%
Stanley Works +                                                188,180      9,380,773
-------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 0.9%
Sun Microsystems*                                            1,856,900      9,228,793
-------------------------------------------------------------------------------------

EMPLOYMENT SERVICES -- 0.9%
Monster Worldwide, Inc.*                                       254,000      9,192,260
-------------------------------------------------------------------------------------

HEALTH CARE -- 0.9%
Varian, Inc.*                                                  192,480      8,829,058
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mid Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                               MARKET
COMMON STOCKS -- 97.4% (CONTINUED)                             SHARES           VALUE
------------------------------------------------------------------------------------------
COAL -- 0.8%
CONSOL Energy, Inc.                                             245,800    $     7,799,234
------------------------------------------------------------------------------------------

HOTELS & MOTELS -- 0.7%
Gaylord Entertainment Co.*                                      158,400          6,945,840
------------------------------------------------------------------------------------------

COMPUTER SOFTWARE & PROCESSING -- 0.7%
Activision, Inc.*                                               443,465          6,696,322
------------------------------------------------------------------------------------------

CONSUMER STAPLES -- 0.6%
Molson Coors Brewing Co.                                         95,000          6,545,500
------------------------------------------------------------------------------------------

INDUSTRIALS - BUILDING PRODUCTS -- 0.6%
American Standard Companies, Inc.                               155,700          6,534,729
------------------------------------------------------------------------------------------

MEDIA - BROADCASTING & PUBLISHING -- 0.6%
Dow Jones & Company, Inc. +                                     178,430          5,984,542
------------------------------------------------------------------------------------------

IT CONSULTING -- 0.6%
Satyam Computer Services Ltd. - ADR +                           152,100          5,884,749
------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - ELECTRONIC EQUIPMENT -- 0.5%
Mettler-Toledo International, Inc.*                              76,200          5,040,630
------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE -- 0.4%
DRS Technologies, Inc.                                           97,700          4,266,559
------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                        $ 1,000,989,122
------------------------------------------------------------------------------------------

INVESTMENT FUNDS -- 20.1%
Touchstone Institutional Money Market Fund^**               206,978,005    $   206,978,005
------------------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.5%
(Cost $1,059,039,706)                                                      $ 1,207,967,127

LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.5%)                              (179,702,883)
------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                       $ 1,028,264,244
==========================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $166,892,505.

** As of September 30, 2006, $171,728,841 represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Small Cap Growth Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 99.7%                                     SHARES        VALUE
--------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY -- 23.2%
Actuate Corp.*                                            141,153   $    623,896
Aehr Test Systems*                                         17,300        128,020
Anaren, Inc.*                                              18,000        379,260
Art Technology Group, Inc.*                               143,512        367,391
CyberSource Corp.*                                         36,700        434,161
Datalink Corp.* +                                          37,400        345,950
Frequency Electronics                                      34,500        447,465
Hauppage Digital, Inc.*                                     6,100         32,879
Hi-Shear Technology Corp.                                  14,400        115,920
Informatica Corp.*                                         76,050      1,033,520
Internet Commerce Corp.* +                                 94,900        372,008
Intevac, Inc.*                                            130,000      2,183,999
Keane, Inc.*                                              190,650      2,747,266
Mikron Infrared, Inc.*                                     36,600        444,324
Opsware, Inc.*                                            176,750      1,592,518
Parametric Technology Corp.*                               73,450      1,282,437
Rainmaker Systems, Inc.*                                   25,400        145,288
Sirenza Microdevices, Inc.* +                              22,400        176,960
Smith Micro Software, Inc.* +                              24,000        345,120
Stellent, Inc.                                            141,450      1,533,318
Stratex Networks, Inc.*                                   117,000        519,480
TESSCO Technologies, Inc.*                                 21,400        630,444
TTI Team Telecom International Ltd.*                       24,400         86,132
Ultra Clean Holdings, Inc.*                                35,900        383,412
Xyratex Ltd.*                                             109,750      2,091,834
--------------------------------------------------------------------------------
                                                                      18,443,002
--------------------------------------------------------------------------------

HEALTH CARE -- 19.9%
Avigen, Inc.*                                              69,900        361,383
Bio-Reference Laboratories, Inc.*                          75,000      1,683,750
Continucare Corp.* +                                       32,600         81,500
Enzon Pharmaceuticals, Inc.* +                             94,700        781,275
First Consulting Group, Inc.*                              46,100        449,475
Herbalife Ltd. - ADR*                                      80,600      3,053,127
HMS Holdings Corp.*                                        31,800        401,316
Hologic, Inc.*                                             25,000      1,088,000
IntegraMed America, Inc.*                                  42,575        404,037
Kyphon, Inc.*                                              39,150      1,464,993
Medical Action Industries, Inc.*                           16,700        449,063
Mesa Laboratories, Inc.                                    16,800        288,120
New Brunswick Scientific Co., Inc.*                        51,300        401,679
Sun Healthcare Group, Inc.*                                28,900        310,386
Viasys Healthcare, Inc.*                                  102,750      2,798,910

--------------------------------------------------------------------------------
Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 99.7% (CONTINUED)                         SHARES        VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 19.9% (CONTINUED)
WellCare Health Plans, Inc.*                               25,100   $  1,421,413
Zoll Medical Corp.*                                        10,050        360,695
--------------------------------------------------------------------------------
                                                                      15,799,122
--------------------------------------------------------------------------------

COMMERCIAL/INDUSTRIAL SERVICES -- 15.9%
Asyst Technologies, Inc.*                                 225,250      1,522,690
Axcelis Technologies, Inc.*                               370,000      2,612,200
Concur Technologies, Inc.* +                               31,600        459,780
Electronic Clearing House, Inc.*                           17,000        306,000
Home Solutions of America, Inc.* +                         30,800        168,784
Ixia*                                                      41,800        372,438
Matrix Service Co.* +                                      31,300        409,717
Perficient, Inc.*                                          35,385        554,837
Standard Parking Corp.*                                    10,800        338,904
SumTotal Systems, Inc.*                                    80,300        598,235
Teledyne Technologies, Inc.*                               69,850      2,766,060
TheStreet.com, Inc. +                                      38,200        406,448
Thomas Group, Inc.                                         15,300        157,131
Varian, Inc.*                                              42,600      1,954,062
--------------------------------------------------------------------------------
                                                                      12,627,286
--------------------------------------------------------------------------------

PRODUCER MANUFACTURING -- 7.5%
AAON, Inc.                                                  7,800        177,918
Amerigon, Inc.*                                            33,400        287,240
Dynamic Materials Corp.                                    11,750        380,935
Fuel-Tech N.V.*                                            37,800        562,842
Insteel Industries, Inc.                                   12,100        240,427
Kadant, Inc.*                                              17,700        434,712
K-Tron International, Inc.*                                 7,100        448,862
Smith & Wesson Holding Corp.* +                            45,000        624,600
Tat Technologies Ltd.                                      28,000        387,520
Watts Water Technologies, Inc.                             76,600      2,432,816
--------------------------------------------------------------------------------
                                                                       5,977,872
--------------------------------------------------------------------------------

ENERGY -- 6.8%
American Oil & Gas, Inc.* +                                67,100        343,552
ICO, Inc.*                                                 73,600        487,232
InterOil Corp.* +                                         179,800      3,403,614
PetroQuest Energy, Inc.*                                   29,000        302,470
TETRA Technologies, Inc.*                                  35,150        849,224
TGC Industries, Inc.*                                       4,300         35,260
--------------------------------------------------------------------------------
                                                                       5,421,352
--------------------------------------------------------------------------------

                                                                        MARKET
COMMON STOCKS -- 99.7% (CONTINUED)                         SHARES        VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS -- 6.3%
Arris Group, Inc.*                                        230,850   $  2,645,541
SBA Communications Corp. - Class A*                        98,450      2,395,289
--------------------------------------------------------------------------------
                                                                       5,040,830
--------------------------------------------------------------------------------

FINANCIAL SERVICES -- 3.8%
Investment Technology Group, Inc.*                         39,850      1,783,288
Thomas Weisel Partners Group, Inc.*                        68,300      1,096,215
U.S. Global Investors, Inc.*                                6,700        164,619
--------------------------------------------------------------------------------
                                                                       3,044,122
--------------------------------------------------------------------------------

FINANCE -- 3.7%
American Physicians Capital, Inc.*                          8,100        391,878
EMC Insurance Group, Inc.                                  10,800        311,472
International Assets Holding Corp.* +                      20,700        483,345
James River Group, Inc.*                                   15,100        443,185
Marlin Business Services, Inc.*                            19,000        397,100
Mercer Insurance Group, Inc.                               19,000        490,960
Preferred Bank                                              6,600        395,802
--------------------------------------------------------------------------------
                                                                       2,913,742
--------------------------------------------------------------------------------

RETAIL TRADE -- 2.7%
Books-A-Million, Inc. +                                    19,000        339,150
Casual Male Retail Group, Inc.* +                          34,500        473,685
Mothers Work, Inc.* +                                      11,000        529,320
United Retail Group, Inc.*                                 23,900        436,892
Zones, Inc.*                                               37,200        383,904
--------------------------------------------------------------------------------
                                                                       2,162,951
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST -- 2.7%
Redwood Trust, Inc. +                                      42,250      2,128,133
--------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 2.0%
Jones Soda Co.* +                                          47,400        424,230
National Beverage Corp. +                                  23,100        275,121
Steven Madden Ltd.*                                        11,300        443,412
True Religion Apparel, Inc.* +                             19,700        415,867
--------------------------------------------------------------------------------
                                                                       1,558,630
--------------------------------------------------------------------------------

BASIC MATERIALS -- 1.7%
MGP Ingredients, Inc. +                                    18,800        399,876
Multi-Color Corp.                                          12,900        370,875
PW Eagle, Inc. +                                            9,600        288,096
Wheeling-Pittsburgh Corp.* +                               18,200        311,402
--------------------------------------------------------------------------------
                                                                       1,370,249
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Small Cap Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 99.7% (CONTINUED)                        SHARES        VALUE
-------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.1%
American Medical Alert Corp.*                            83,100    $    459,543
Interstate Hotels & Resorts, Inc.*                       38,500         415,030
-------------------------------------------------------------------------------
                                                                        874,573
-------------------------------------------------------------------------------

TECHNOLOGY -- 0.9%
Atheros Communications* +                                40,000         725,200
-------------------------------------------------------------------------------

UTILITIES -- 0.6%
Eschelon Telecom, Inc.*                                  26,100         443,439
-------------------------------------------------------------------------------

CONSUMER DURABLES -- 0.5%
U.S. Home Systems, Inc.* +                               37,900         358,534
-------------------------------------------------------------------------------

TRANSPORTATION -- 0.4%
P.A.M. Transportation Services, Inc.*                    12,100         303,226
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 79,192,263
-------------------------------------------------------------------------------

INVESTMENT FUNDS -- 18.8%
Touchstone Institutional Money Market Fund^**        14,963,411    $ 14,963,411
-------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 118.5%
(Cost $86,313,918)                                                 $ 94,155,674

LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.5%)                    (14,674,216)
-------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 79,481,458
===============================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2006, was $13,961,795.

** As of September 30, 2006, $14,127,810 represents collateral for securities loaned.

ADR   American Depository Receipt.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's Website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUBSEQUENT EVENT

A Special Meeting of the Board of Trustees of the Trust was held on October 12, 2006, during which the following items were approved by the Board:

(i) Effective November 20, 2006, Class I shares of the Large Cap Growth Fund, the Small Cap Growth Fund, the Micro Cap Growth Fund and the Diversified Small Cap Growth Fund be redesignated as Class Y shares and the minimum initial investment will be $250,000;

(ii) Termination of the Sponsor Agreements between Touchstone Advisors, Inc. and the Trust effective December 31 ,2006;

(iii) Termination of the Administration and Accounting Services Agreements between the Trust and Integrated effective December 31, 2006;

(iv) Amended Expense Limitation Agreement effective January 1, 2007 to include the Growth Opportunities Fund whose expenses will be contractually limited to 1.55% for Class A shares and 2.30% for Class B and Class C shares. The Large Cap Growth Fund's expense limitations will be lowered to 1.25% for Class A shares, 2.00% for Class B and Class C shares, and 1.00% for Class I shares;

(v) Effective January 1, 2007, the appointment of Touchstone Advisors, Inc. as the Administrator of the Trust. The Amended Agreement permits the Advisor to appoint a sub-administrator to perform certain of the administrative services provided by the Amended Agreement. The Advisor will appoint Integrated Investment Services, Inc. (Integrated) as the sub-administrator and will pay Integrated's sub-administration fee out of the proceeds of its administration fee;

(vi) Amended Transfer Agency Agreement with Integrated, effective January 1, 2007. The compensation structure will be standardized among all Funds at a per account rate of $25.00 for direct accounts, including omnibus, $15.00 for networked accounts and $5.00 for closed accounts;

(vii) Amended Compliance Services Agreement with Integrated, effective November 20, 2006 whereby, the annual compliance administration fee for the Trust will be $25,000.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS

On November 10, 2006, a Special Meeting of Shareholders of the Growth Opportunities Fund was held to approve or disapprove the following two proposals: (1) to amend the fee schedule for the Fund's Investment Advisory Agreement; and (2) to amend the Fund's investment goal. The two proposals were approved as follows:

Proposal 1: Amend the fee schedule for the Fund's Investment Advisory Agreement:

               FOR                 AGAINST                ABSTAIN
--------------------------------------------------------------------------------
            1,576,673              139,754                69,240

Proposal 2: Amend the Fund's investment goal:

               FOR                 AGAINST                ABSTAIN
--------------------------------------------------------------------------------
            1,590,870              131,485                63,312

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the deading entitled "Expenses Paid During the Six Months Ended September 30, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                                                                         EXPENSES
                                   NET EXPENSE      BEGINNING         ENDING           PAID DURING
                                      RATIO          ACCOUNT          ACCOUNT         THE SIX MONTHS
                                    ANNUALIZED        VALUE            VALUE              ENDED
                                   SEPTEMBER 30,     APRIL 1,       SEPTEMBER 30,      SEPTEMBER 30,
                                       2006            2006*            2006              2006**
----------------------------------------------------------------------------------------------------
DIVERSIFIED SMALL CAP GROWTH FUND
  Class A  Actual                       1.40%   $      1,000.00   $      1,009.00   $          0.92
  Class A  Hypothetical                 1.40%   $      1,000.00   $      1,002.37   $          0.92

  Class I  Actual                       1.15%   $      1,000.00   $      1,010.00   $          0.76
  Class I  Hypothetical                 1.15%   $      1,000.00   $      1,002.53   $          0.76

GROWTH OPPORTUNITIES FUND
  Class A  Actual                       1.79%   $      1,000.00   $        893.40   $          8.51
  Class A  Hypothetical                 1.79%   $      1,000.00   $      1,016.08   $          9.06

  Class B  Actual                       3.07%   $      1,000.00   $        882.30   $         14.50
  Class B  Hypothetical                 3.07%   $      1,000.00   $      1,009.66   $         15.48

  Class C  Actual                       2.77%   $      1,000.00   $        884.50   $         13.09
  Class C  Hypothetical                 2.77%   $      1,000.00   $      1,011.17   $         13.97

LARGE CAP CORE EQUITY FUND
  Class A  Actual                       1.15%   $      1,000.00   $      1,047.10   $          5.90
  Class A  Hypothetical                 1.15%   $      1,000.00   $      1,019.31   $          5.82

  Class C  Actual                       1.90%   $      1,000.00   $      1,044.50   $          9.73
  Class C  Hypothetical                 1.90%   $      1,000.00   $      1,015.55   $          9.60

LARGE CAP GROWTH FUND
  Class A  Actual                       1.12%   $      1,000.00   $        893.00   $          5.33
  Class A  Hypothetical                 1.12%   $      1,000.00   $      1,019.43   $          5.69

  Class B  Actual                       2.01%   $      1,000.00   $        887.00   $          9.51
  Class B  Hypothetical                 2.01%   $      1,000.00   $      1,014.99   $         10.16

  Class C  Actual                       1.91%   $      1,000.00   $        887.70   $          9.06
  Class C  Hypothetical                 1.91%   $      1,000.00   $      1,015.47   $          9.67

  Class I  Actual                       0.85%   $      1,000.00   $        894.60   $          4.05
  Class I  Hypothetical                 0.85%   $      1,000.00   $      1,020.79   $          4.32

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

                                                                                     EXPENSES
                              NET EXPENSE         BEGINNING         ENDING         PAID DURING
                                RATIO              ACCOUNT         ACCOUNT        THE SIX MONTHS
                              ANNUALIZED            VALUE           VALUE              ENDED
                             SEPTEMBER 30,         APRIL 1,      SEPTEMBER 30,     SEPTEMBER 30,
                                 2006               2006*            2006              2006**
------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
  Class A  Actual                    1.35%   $      1,000.00   $      1,021.60   $          6.82
  Class A  Hypothetical              1.35%   $      1,000.00   $      1,018.32   $          6.81

  Class C  Actual                    2.10%   $      1,000.00   $      1,018.70   $         10.63
  Class C  Hypothetical              2.10%   $      1,000.00   $      1,014.54   $         10.61

MICRO CAP GROWTH FUND
  Class A  Actual                    1.95%   $      1,000.00   $        871.10   $          9.16
  Class A  Hypothetical              1.95%   $      1,000.00   $      1,015.28   $          9.86

  Class C  Actual                    2.70%   $      1,000.00   $        868.00   $         12.65
  Class C  Hypothetical              2.70%   $      1,000.00   $      1,011.52   $         13.62

  Class I  Actual                    1.70%   $      1,000.00   $        871.50   $          7.95
  Class I  Hypothetical              1.70%   $      1,000.00   $      1,016.57   $          8.57

MID CAP GROWTH FUND
  Class A  Actual                    1.50%   $      1,000.00   $        987.10   $          7.47
  Class A  Hypothetical              1.50%   $      1,000.00   $      1,017.55   $          7.58

  Class B  Actual                    2.25%   $      1,000.00   $        983.70   $         11.21
  Class B  Hypothetical              2.25%   $      1,000.00   $      1,013.76   $         11.38

  Class C  Actual                    2.25%   $      1,000.00   $        983.70   $         11.19
  Class C  Hypothetical              2.25%   $      1,000.00   $      1,013.78   $         11.36

SMALL CAP GROWTH FUND

  Class A  Actual                    1.95%   $      1,000.00   $        848.70   $          9.05
  Class A  Hypothetical              1.95%   $      1,000.00   $      1,015.28   $          9.87

  Class B  Actual                    2.70%   $      1,000.00   $        842.70   $         12.47
  Class B  Hypothetical              2.70%   $      1,000.00   $      1,011.53   $         13.62

  Class C  Actual                    2.70%   $      1,000.00   $        842.30   $         12.47
  Class C  Hypothetical              2.70%   $      1,000.00   $      1,011.53   $         13.62

  Class I  Actual                    1.55%   $      1,000.00   $        851.80   $          7.20
  Class I  Hypothetical              1.55%   $      1,000.00   $      1,017.30   $          7.84

* The example is based on an investment of $1,000 invested at the beginning of the period (April 1, 2006 for the Growth Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Micro Cap Growth Fund, Mid Cap Growth Fund and the Small Cap Growth Fund; September 6, 2006 for the Diversified Small Cap Growth Fund and held for the entire period through September 30, 2006).

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or366]] (to reflect the one-half year period).

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

TOUCHSTONE INVESTMENTS

Distributor
Touchstone Securities, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

Investment Advisor
Touchstone Advisors, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203

Transfer Agent
Integrated Investment Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

Shareholder Service
800.543.0407

A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE(R)
       INVESTMENTS

303 Broadway, Suite 1100
Cincinnati, OH  45202-4203

                                                                    TSF-158-0609

Item 2. Code of Ethics.

Not required for Semiannual Reports.

Item 3. Audit Committee Financial Expert.

Not required for Semiannual Reports.

Item 4. Principal Accountant Fees and Services.

Not required for Semiannual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust
             -------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  December 6, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  December 6, 2006

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  December 6, 2006